Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Australia (15.2%)
	BHP Group Ltd.	5,486,828	231,273
	Commonwealth Bank of Australia	1,799,573	224,955
	Westpac Banking Corp.	3,684,145	97,693
	National Australia Bank Ltd.	3,304,272	95,678
	ANZ Group Holdings Ltd.	3,254,365	85,053
	Wesfarmers Ltd.	1,216,546	76,199
	Macquarie Group Ltd.	376,561	66,847
	Woodside Energy Group Ltd.	2,039,074	47,724
	Rio Tinto Ltd.	398,827	47,533
	CSL Ltd.	523,208	45,237
	Goodman Group	2,148,615	44,732
	Woolworths Group Ltd.	1,310,896	36,581
	Transurban Group	3,356,764	34,859
	QBE Insurance Group Ltd.	1,612,797	27,974
	Aristocrat Leisure Ltd.	579,617	26,051
	Coles Group Ltd.	1,445,070	24,412
	Fortescue Ltd.	1,698,704	22,043
	Northern Star Resources Ltd.	1,487,937	20,621
	Brambles Ltd.	1,444,401	19,828
	Santos Ltd.	3,505,742	19,470
	Evolution Mining Ltd.	2,174,362	17,241
	Computershare Ltd. (XASX)	566,884	16,288
*	James Hardie Industries plc GDR	609,588	15,736
	Suncorp Group Ltd.	1,166,317	15,692
	Scentre Group	5,646,549	15,503
	South32 Ltd.	4,786,889	15,261
	Telstra Group Ltd.	4,243,093	14,980
	Insurance Australia Group Ltd.	2,415,157	14,390
	Origin Energy Ltd.	1,831,637	13,819
	Washington H Soul Pattinson & Co. Ltd.	368,308	11,953
	Sigma Healthcare Ltd.	5,502,248	11,346
	Medibank Pvt Ltd.	2,975,027	10,784
	BlueScope Steel Ltd.	469,507	10,769
*	PLS Group Ltd.	3,388,518	9,846
	APA Group	1,337,838	9,570
*	Lynas Rare Earths Ltd.	963,762	9,459
	Lottery Corp. Ltd.	2,374,748	9,304
*	Xero Ltd.	176,354	8,804
*	NEXTDC Ltd.	904,297	8,505
	Charter Hall Group	502,309	8,214
	ALS Ltd.	538,180	8,123
	Orica Ltd.	496,570	8,112
	ASX Ltd.	209,341	8,075
	Vicinity Ltd.	4,182,863	7,861
	Stockland	2,593,719	7,764
[1]	Sonic Healthcare Ltd.	504,594	7,723
	GPT Group	2,064,778	7,437
*	Mineral Resources Ltd.	182,337	7,411
	Ampol Ltd.	255,230	7,201
[1]	CAR Group Ltd.	384,397	7,019
	Technology One Ltd.	321,193	7,005
*	Light & Wonder Inc. GDR	84,732	6,777
	JB Hi-Fi Ltd.	115,620	6,651
*	Sandfire Resources Ltd.	500,142	6,621
	Pro Medicus Ltd.	56,874	6,470
	SGH Ltd.	207,220	6,408
	Ramsay Health Care Ltd.	200,820	6,241
[1]	Cochlear Ltd.	70,477	5,907
	REA Group Ltd.	50,183	5,667
	Qantas Airways Ltd.	794,575	5,529

		Shares	Market Value ($000)
	Aurizon Holdings Ltd.	1,824,067	5,364
	WiseTech Global Ltd.	205,424	5,295
	Mirvac Group	4,197,934	5,265
	Perseus Mining Ltd.	1,446,579	4,952
	Bendigo & Adelaide Bank Ltd.	614,433	4,940
	Dexus	1,136,243	4,772
	HUB24 Ltd.	78,515	4,675
*	Genesis Minerals Ltd.	1,154,010	4,623
	Dyno Nobel Ltd.	1,743,314	4,614
	Ramelius Resources Ltd.	1,988,108	4,276
	Whitehaven Coal Ltd.	824,666	4,073
	Steadfast Group Ltd.	1,136,287	4,061
	AMP Ltd.	2,657,304	4,004
	Endeavour Group Ltd.	1,636,174	3,993
	Capricorn Metals Ltd.	436,801	3,872
	Downer EDI Ltd.	703,293	3,826
	Cleanaway Waste Management Ltd.	2,307,206	3,789
*	Greatland Resources Ltd.	546,040	3,776
	AGL Energy Ltd.	640,828	3,729
	Challenger Ltd.	541,623	3,722
	SEEK Ltd.	360,728	3,722
	Vault Minerals Ltd.	1,098,194	3,681
	Worley Ltd.	492,843	3,658
	a2 Milk Co. Ltd.	744,014	3,594
	Ansell Ltd.	153,599	3,528
*	IGO Ltd.	714,401	3,438
	Regis Resources Ltd.	791,571	3,392
	Westgold Resources Ltd.	997,911	3,326
	Ventia Services Group Pty Ltd.	803,425	3,277
*	Megaport Ltd.	251,856	3,219
	Bank of Queensland Ltd.	677,093	3,154
	Codan Ltd.	112,010	3,146
	Sims Ltd.	171,981	3,072
	Eagers Automotive Ltd.	181,809	2,989
*,1	Telix Pharmaceuticals Ltd.	298,322	2,964
	Reece Ltd.	257,158	2,887
*	Paladin Energy Ltd.	434,408	2,872
	Treasury Wine Estates Ltd.	782,224	2,705
	nib holdings Ltd.	511,668	2,692
	AUB Group Ltd. (XASX)	133,304	2,598
	Metcash Ltd.	1,156,972	2,470
	Chorus Ltd.	438,315	2,420
[1]	Breville Group Ltd.	104,208	2,396
[2]	Viva Energy Group Ltd.	1,172,216	2,357
*	Zip Co. Ltd.	1,297,388	2,323
	NRW Holdings Ltd.	468,621	2,296
	Region Group	1,238,803	2,071
*	Emerald Resources NL	546,655	2,051
	Monadelphous Group Ltd.	97,887	2,004
	Pinnacle Investment Management Group Ltd.	178,017	1,987
	Reliance Worldwide Corp. Ltd.	797,276	1,961
	Iluka Resources Ltd.	460,241	1,946
	New Hope Corp. Ltd.	527,720	1,933
*	Predictive Discovery Ltd.	4,142,927	1,921
	Charter Hall Long Wale REIT	715,231	1,912
	Netwealth Group Ltd.	125,827	1,899
	Harvey Norman Holdings Ltd.	531,975	1,832
	Atlas Arteria Ltd.	509,831	1,801
	BWP Property Group Ltd.	639,574	1,745
	Perpetual Ltd.	130,519	1,734
	TPG Telecom Ltd.	674,932	1,694
	Yancoal Australia Ltd.	421,176	1,660
	HomeCo Daily Needs REIT	1,848,151	1,642
	Charter Hall Retail REIT	560,693	1,585
[1]	Flight Centre Travel Group Ltd.	170,686	1,578
*	Liontown Ltd.	2,268,117	1,534
*	Neuren Pharmaceuticals Ltd.	121,533	1,532
	Lendlease Corp. Ltd.	718,702	1,524
	Tabcorp Holdings Ltd.	2,394,517	1,500
	Super Retail Group Ltd.	158,464	1,478

		Shares	Market Value ($000)
*	Resolute Mining Ltd.	2,231,205	1,460
	SRG Global Ltd.	609,659	1,435
	Perenti Ltd.	920,873	1,366
*,1	4DMedical Ltd.	528,842	1,345
*	Bellevue Gold Ltd.	1,535,085	1,344
	Imdex Ltd.	519,687	1,343
	Centuria Industrial REIT	632,807	1,337
	Orora Ltd.	1,300,039	1,327
	Deterra Royalties Ltd.	434,256	1,322
	SmartGroup Corp. Ltd.	146,664	1,321
*,1	Mesoblast Ltd.	878,924	1,261
*	Nickel Industries Ltd.	2,203,364	1,255
*	Superloop Ltd.	546,729	1,225
	Waypoint REIT Ltd.	699,826	1,223
	Ingenia Communities Group	398,950	1,217
	Magellan Financial Group Ltd.	181,654	1,216
	Bega Cheese Ltd.	270,621	1,155
	Lovisa Holdings Ltd.	69,115	1,152
*	Ora Banda Mining Ltd.	1,416,455	1,128
	Service Stream Ltd.	654,997	1,120
*,1	DroneShield Ltd.	936,770	1,116
	EVT Ltd.	122,369	1,100
[1]	Guzman y Gomez Ltd.	60,846	1,060
	Dicker Data Ltd.	119,763	1,054
	Data#3 Ltd.	149,484	1,026
	Champion Iron Ltd.	431,649	1,026
	ARB Corp. Ltd.	73,974	1,024
	Generation Development Group Ltd.	356,151	1,016
*	FireFly Metals Ltd.	818,298	997
	Helia Group Ltd.	277,133	975
	Beach Energy Ltd.	1,508,206	970
*	Austal Ltd.	383,783	968
	Nick Scali Ltd.	87,217	967
	Premier Investments Ltd.	99,722	956
	GrainCorp Ltd. Class A	243,247	954
*	Develop Global Ltd.	280,007	951
*	Catalyst Metals Ltd.	251,335	949
*	Alkane Resources Ltd.	1,016,762	948
	IRESS Ltd.	194,482	932
*	Metals X Ltd.	842,595	932
	Karoon Energy Ltd.	748,380	928
	McMillan Shakespeare Ltd.	65,719	901
*	Deep Yellow Ltd.	973,464	899
*	WEB Travel Group Ltd.	361,248	863
	Elders Ltd.	218,141	861
	Aussie Broadband Ltd.	256,526	856
	Regis Healthcare Ltd.	194,930	853
	Nine Entertainment Co. Holdings Ltd.	1,267,651	852
	Arena REIT	379,707	848
*,1	Electro Optic Systems Holdings Ltd.	179,417	844
	GQG Partners Inc. GDR	875,309	836
*	Elevra Lithium Ltd.	158,652	830
	DigiCo Infrastructure REIT	462,448	823
	Centuria Capital Group (XASX)	793,338	814
	Domino's Pizza Enterprises Ltd.	62,331	811
*	Nufarm Ltd.	380,456	800
	IPH Ltd.	268,604	785
	Kingsgate Consolidated Ltd.	268,337	759
*	Silex Systems Ltd.	231,738	743
	Aspen Group Ltd.	205,610	734
*	Judo Capital Holdings Ltd.	1,058,383	719
*,1	Weebit Nano Ltd.	236,867	718
*	PEXA Group Ltd.	136,654	710
*,1	Vulcan Energy Resources Ltd.	388,709	694
	Ridley Corp. Ltd.	341,578	687
	Gemlife Communities Group	213,418	662
	Credit Corp. Group Ltd.	68,229	660
[1]	PWR Holdings Ltd.	94,421	658
*	SiteMinder Ltd.	271,849	641
*,1	IperionX Ltd.	296,188	630

		Shares	Market Value ($000)
	oOh!media Ltd.	574,606	627
	Maas Group Holdings Ltd.	178,112	622
*	Nanosonics Ltd.	281,016	620
	Amotiv Ltd.	124,045	612
*	Macquarie Technology Group Ltd.	14,389	610
*,1	Catapult Sports Ltd.	258,966	610
	Collins Foods Ltd.	105,364	607
	HMC Capital Ltd.	300,316	607
	Inghams Group Ltd.	382,738	605
	Hansen Technologies Ltd.	201,759	601
*	Pantoro Gold Ltd.	412,290	591
	Cromwell Property Group	1,948,606	590
	Kelsian Group Ltd.	189,456	589
	Rural Funds Trust	372,067	568
	L1 Group Ltd.	777,662	562
	Supply Network Ltd.	23,601	560
	Bravura Solutions Ltd.	309,396	553
	Growthpoint Properties Australia Ltd.	346,711	543
*	Clarity Pharmaceuticals Ltd.	327,760	543
	Regal Partners Ltd.	276,197	537
*	Core Lithium Ltd.	3,139,222	528
	Charter Hall Social Infrastructure REIT	289,300	523
	MyState Ltd.	150,273	516
	Integral Diagnostics Ltd.	344,194	508
	Stanmore Resources Ltd.	295,977	479
	Select Harvests Ltd.	161,054	475
*	Arafura Rare Earths Ltd.	3,766,614	474
	Redox Ltd.	182,521	470
*	Virgin Australia Holdings Ltd.	236,447	461
	IDP Education Ltd.	284,849	460
	GWA Group Ltd.	272,469	458
	Storage King Group	501,313	454
	Dexus Industria REIT	254,340	440
*	Tuas Ltd.	284,679	430
*	St. Barbara Ltd.	1,290,616	412
*,1	PolyNovo Ltd.	675,280	409
	Fleetpartners Group Ltd.	204,315	405
*,1	Lifestyle Communities Ltd.	112,235	401
*,1,3	Corporate Travel Management Ltd.	140,288	397
	MA Financial Group Ltd.	99,007	396
	Navigator Global Investments Ltd. (XASX)	241,090	394
*	Alpha HPA Ltd.	1,145,523	393
*,1	Temple & Webster Group Ltd.	100,439	389
	EQT Holdings Ltd.	32,788	388
*	WA1 Resources Ltd.	48,642	370
*,1	Boss Energy Ltd.	428,797	367
	Cedar Woods Properties Ltd.	72,352	356
*	Amplitude Energy Ltd.	319,756	341
*	Tyro Payments Ltd.	574,581	340
[1]	Jumbo Interactive Ltd.	65,858	335
[1]	Clinuvel Pharmaceuticals Ltd.	52,162	332
	Australian Ethical Investment Ltd.	105,620	328
*	Omni Bridgeway Ltd.	305,109	325
*	Chalice Mining Ltd.	412,406	323
*	Aurelia Metals Ltd.	1,432,207	317
	Australian Clinical Labs Ltd.	189,748	317
	Vulcan Steel Ltd.	84,440	311
*	HealthCo REIT	549,325	287
	Centuria Office REIT	436,657	281
	Australian Finance Group Ltd.	244,738	271
	Praemium Ltd.	532,255	271
*	Fineos Corp. Ltd. GDR	197,646	270
*	Wildcat Resources Ltd.	1,139,021	268
*	Gentrack Group Ltd.	116,549	250
*	Nuix Ltd.	272,036	245
	Abacus Group	358,835	239
	Kogan.com Ltd.	79,083	238
	Accent Group Ltd.	484,374	236
*,1	BrainChip Holdings Ltd.	2,438,357	222
*	Star Entertainment Group Ltd.	2,238,048	220

		Shares	Market Value ($000)
	Solvar Ltd.	199,813	220
*	Emeco Holdings Ltd.	314,988	214
	Myer Holdings Ltd.	1,454,336	214
*	Strike Energy Ltd.	2,897,347	201
	Bapcor Ltd.	641,386	198
*	ioneer Ltd.	2,417,577	196
*	Mayne Pharma Group Ltd.	101,822	191
*	Healius Ltd.	707,243	186
*,3	AVZ Minerals Ltd.	2,502,643	176
	GDI Property Group Partnership	387,793	173
*	29Metals Ltd. (XASX)	946,169	173
*	Coast Entertainment Holdings Ltd.	447,965	163
	Macmahon Holdings Ltd.	229,222	149
*	Australian Agricultural Co. Ltd.	136,728	131
*,1	Syrah Resources Ltd.	1,580,229	122
*	Audinate Group Ltd.	89,428	119
*	Minerals 260 Ltd.	278,002	114
*	Sunrise Energy Metals Ltd.	11,348	114
*	PYC Therapeutics Ltd.	95,027	113
*	Baby Bunting Group Ltd.	148,688	108
	Humm Group Ltd.	355,833	105
*	EML Payments Ltd.	417,663	95
*	Lindian Resources Ltd.	171,882	94
	Cuscal Ltd.	26,117	92
*	EQ Resources Ltd.	490,691	88
*,1	Novonix Ltd.	850,471	86
	G8 Education Ltd.	787,319	83
*	Artrya Ltd.	29,483	83
	Webjet Group Ltd.	287,636	82
*	Elsight Ltd.	19,931	79
	GenusPlus Group Ltd.	10,012	62
	Southern Cross Electrical Engineering Ltd.	20,011	61
	Tasmea Ltd.	9,722	57
*,3	Firefinch Ltd.	1,170,950	17
*,3	ESG Minerals Ltd.	68,277	—
			1,993,878
China (0.0%)
*,3	China Fishery Group Ltd.	264,600	—
Hong Kong (4.3%)
	AIA Group Ltd.	11,343,249	114,350
	Hong Kong Exchanges & Clearing Ltd.	1,284,764	66,940
	CK Hutchison Holdings Ltd.	2,877,059	26,956
	Techtronic Industries Co. Ltd.	1,536,656	25,816
	BOC Hong Kong Holdings Ltd.	3,869,259	25,731
	Lenovo Group Ltd.	8,166,000	24,973
	Sun Hung Kai Properties Ltd.	1,368,474	21,478
	CLP Holdings Ltd.	1,722,360	17,124
	Link REIT	2,794,537	13,929
	Jardine Matheson Holdings Ltd.	199,152	13,227
	CK Asset Holdings Ltd.	1,963,933	11,962
	Power Assets Holdings Ltd.	1,476,207	11,114
	Hong Kong & China Gas Co. Ltd.	11,709,546	10,483
	Galaxy Entertainment Group Ltd.	2,312,062	10,083
[2]	WH Group Ltd.	8,382,040	9,019
	Hongkong Land Holdings Ltd.	1,039,647	8,430
	MTR Corp. Ltd.	1,721,186	7,262
	SITC International Holdings Co. Ltd.	1,412,586	7,122
	Zijin Gold International Co. Ltd.	429,100	6,489
	ASMPT Ltd.	337,236	6,471
	Wharf Real Estate Investment Co. Ltd.	1,647,283	5,571
	Sino Land Co. Ltd.	4,072,443	5,547
	CK Infrastructure Holdings Ltd.	662,813	5,287
	Henderson Land Development Co. Ltd.	1,432,190	5,192
	Shenzhou International Group Holdings Ltd.	854,300	4,855
*	MMG Ltd.	4,476,400	4,804
	Sands China Ltd.	2,202,336	4,130
	AAC Technologies Holdings Inc.	783,757	3,851
	Swire Properties Ltd.	1,049,435	3,196

		Shares	Market Value ($000)
	Swire Pacific Ltd. Class A	251,252	3,191
	PCCW Ltd.	4,191,133	3,141
	PRADA SpA	543,504	2,985
	Cathay Pacific Airways Ltd.	1,593,504	2,965
	Orient Overseas International Ltd.	143,500	2,806
	Swire Pacific Ltd. Class B	1,453,186	2,771
[1]	Chow Tai Fook Jewellery Group Ltd.	1,694,418	2,669
	Wharf Holdings Ltd.	1,026,283	2,569
[2]	Samsonite Group SA	1,392,197	2,505
[2]	BOC Aviation Ltd.	225,125	2,219
	Bank of East Asia Ltd.	1,027,532	2,183
[1]	Xinyi Glass Holdings Ltd.	1,688,640	2,005
	Pacific Basin Shipping Ltd.	4,513,236	1,886
	First Pacific Co. Ltd.	2,507,939	1,790
	Hang Lung Properties Ltd.	1,872,841	1,741
[1,2]	Budweiser Brewing Co. APAC Ltd.	1,857,800	1,556
*,1	Duality Biotherapeutics Inc.	64,800	1,507
	Kerry Properties Ltd.	599,590	1,496
	Yue Yuen Industrial Holdings Ltd.	822,158	1,488
	Hang Lung Group Ltd.	833,920	1,468
	Hysan Development Co. Ltd.	613,571	1,459
	United Laboratories International Holdings Ltd.	1,181,873	1,345
*,1	New World Development Co. Ltd.	1,481,539	1,300
	DFI Retail Group Holdings Ltd. (Registered)	326,001	1,289
	CTF Services Ltd.	1,204,775	1,260
	MGM China Holdings Ltd.	857,336	1,241
	Dah Sing Financial Holdings Ltd.	192,260	1,221
	Stella International Holdings Ltd.	651,500	1,211
[1]	Time Interconnect Technology Ltd.	710,994	1,192
*,1	HUTCHMED China Ltd.	525,000	1,187
	Wynn Macau Ltd.	1,558,829	1,130
	Luk Fook Holdings International Ltd.	355,406	1,114
*,1,2	FIT Hon Teng Ltd.	1,821,000	1,089
	VTech Holdings Ltd.	162,850	1,074
[1]	CGN Mining Co. Ltd.	3,405,000	1,052
*,2	HBM Holdings Ltd.	665,000	1,033
	VSTECS Holdings Ltd.	848,000	1,014
	Fortune REIT	1,620,996	998
*,1	OSL Group Ltd.	625,500	937
	Johnson Electric Holdings Ltd.	394,519	936
*,1	Envision Greenwise Holdings Ltd.	1,301,110	796
[1]	Cowell e Holdings Inc.	293,000	771
[1,3]	Guotai Junan International Holdings Ltd.	2,709,336	729
*,1	Bright Smart Securities & Commodities Group Ltd.	874,000	713
*	United Energy Group Ltd.	15,396,000	710
	Softcare Ltd.	153,000	664
	Dah Sing Banking Group Ltd.	341,956	657
*,1	Vobile Group Ltd.	2,063,000	653
	Shangri-La Asia Ltd.	1,228,928	648
	CITIC Telecom International Holdings Ltd.	1,827,470	648
	Man Wah Holdings Ltd.	1,583,852	636
	Nexteer Automotive Group Ltd.	1,137,211	609
*	SJM Holdings Ltd.	2,713,798	550
	NagaCorp Ltd.	1,210,441	535
	Chow Sang Sang Holdings International Ltd.	347,922	516
	Champion REIT	1,717,900	510
*,1	Realord Technology Co. Ltd.	558,000	500
*	Mongolian Mining Corp.	537,000	489
	Vitasoy International Holdings Ltd.	582,304	481
[1]	SY Holdings Group Ltd.	517,500	472
	Huabao International Holdings Ltd.	1,117,071	465
[1]	Nanshan Aluminium International Holdings Ltd.	133,100	462
[3]	Jinchuan Group International Resources Co. Ltd.	5,617,000	456
[1]	Cirrus Aircraft Ltd.	80,200	448
*,1	Insilico Medicine Cayman TopCo	75,000	437
*	Melco International Development Ltd.	927,411	435
*	Deep Source Holdings Ltd.	6,550,000	435
	SUNeVision Holdings Ltd.	663,000	409
	IGG Inc.	818,628	349
	Sunlight REIT	1,131,089	336

		Shares	Market Value ($000)
	Value Partners Group Ltd.	1,154,665	314
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	329,000	289
*,1	Super Hi International Holding Ltd.	204,000	282
	Prosperity REIT	1,431,661	277
	HKBN Ltd.	359,000	277
	Cafe de Coral Holdings Ltd.	386,447	274
	China Travel International Investment Hong Kong Ltd.	1,690,268	259
	SmarTone Telecommunications Holdings Ltd.	363,235	227
*	CITIC Resources Holdings Ltd.	3,440,000	202
	KLN Logistics Group Ltd.	256,611	196
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,150,301	172
	Giordano International Ltd.	894,590	160
*	Texhong International Group Ltd.	185,500	155
[1]	LK Technology Holdings Ltd.	715,341	134
*	TVB Ltd.	412,147	126
*	Shun Tak Holdings Ltd.	1,631,370	106
*,2	IMAX China Holding Inc.	95,175	101
	Truly International Holdings Ltd.	871,603	94
	C-Mer Medical Holdings Ltd.	652,000	77
	Singamas Container Holdings Ltd.	1,073,323	62
*	Far East Consortium International Ltd.	614,942	53
	Asia Cement China Holdings Corp.	89,000	19
			569,790
Japan (54.9%)
	Mitsubishi UFJ Financial Group Inc.	11,723,672	261,866
	Toyota Motor Corp.	11,522,474	218,059
	Sumitomo Mitsui Financial Group Inc.	3,899,964	167,577
	Tokyo Electron Ltd.	474,352	158,593
	Hitachi Ltd.	4,762,240	156,061
	Advantest Corp.	780,896	154,291
	Sony Group Corp.	6,369,650	148,851
	Mizuho Financial Group Inc.	2,541,737	131,774
	SoftBank Group Corp.	4,051,780	126,203
	Recruit Holdings Co. Ltd.	1,452,166	114,838
	Tokio Marine Holdings Inc.	2,015,672	102,731
	Mitsubishi Corp.	3,414,063	102,056
	Keyence Corp.	201,766	101,203
*	Kioxia Holdings Corp.	361,700	100,819
	Fast Retailing Co. Ltd.	196,260	96,102
	Murata Manufacturing Co. Ltd.	1,874,937	85,430
	ITOCHU Corp.	6,767,760	84,933
	Mitsubishi Heavy Industries Ltd.	3,528,990	82,445
	Mitsui & Co. Ltd.	2,639,814	81,001
	Mitsubishi Electric Corp.	2,139,414	77,068
	Shin-Etsu Chemical Co. Ltd.	1,981,750	70,650
	Panasonic Holdings Corp.	2,474,135	65,422
	Takeda Pharmaceutical Co. Ltd.	1,705,424	58,557
	KDDI Corp.	3,077,832	56,705
	Hoya Corp.	362,246	55,394
	Nintendo Co. Ltd.	1,116,050	53,238
	Japan Tobacco Inc.	1,178,669	52,553
	Marubeni Corp.	1,582,143	51,136
	ORIX Corp.	1,191,111	48,072
	Sumitomo Corp.	4,395,404	45,624
	Fujikura Ltd.	1,770,234	44,922
	Daiichi Life Group Inc.	3,708,880	44,719
	Daikin Industries Ltd.	301,173	43,626
	Softbank Corp.	30,894,070	43,362
	Sumitomo Electric Industries Ltd.	3,210,012	42,485
	Fujitsu Ltd.	1,813,020	41,789
	Komatsu Ltd.	957,737	41,556
	Sompo Holdings Inc.	920,460	40,865
	Honda Motor Co. Ltd.	3,999,158	40,310
	FANUC Corp.	998,540	40,237
	MS&AD Insurance Group Holdings Inc.	1,293,704	39,825
	NEC Corp.	1,327,395	39,448
	TDK Corp.	2,042,605	39,276
	Japan Post Bank Co. Ltd.	1,917,414	37,073
	Renesas Electronics Corp.	1,771,263	35,503

	Shares	Market Value ($000)
Disco Corp.	94,213	33,675
Otsuka Holdings Co. Ltd.	476,821	33,062
Resona Holdings Inc.	2,352,913	31,907
Daiichi Sankyo Co. Ltd.	1,924,347	31,100
Ajinomoto Co. Inc.	1,005,168	30,998
Kyocera Corp.	1,351,068	30,814
Toyota Tsusho Corp.	737,721	30,619
Nomura Holdings Inc.	3,100,414	29,995
Chugai Pharmaceutical Co. Ltd.	690,238	29,950
FUJIFILM Holdings Corp.	1,272,261	29,949
Seven & i Holdings Co. Ltd.	2,174,047	28,828
Bridgestone Corp.	1,157,356	28,581
Mitsubishi Estate Co. Ltd.	1,175,459	28,537
NTT Inc.	29,273,450	28,059
Sumitomo Mitsui Trust Group Inc.	2,719,888	27,968
Mitsui Fudosan Co. Ltd.	2,759,980	26,886
Ibiden Co. Ltd.	267,958	26,807
Astellas Pharma Inc.	1,934,001	26,563
Japan Post Holdings Co. Ltd.	1,775,621	26,269
East Japan Railway Co.	1,128,135	25,957
SMC Corp.	58,666	25,347
Suzuki Motor Corp.	1,916,088	25,012
Canon Inc.	892,911	24,854
ENEOS Holdings Inc.	2,790,759	23,048
Oriental Land Co. Ltd.	1,154,587	23,045
Aeon Co. Ltd.	2,653,684	22,768
Terumo Corp.	1,550,664	22,748
Denso Corp.	1,846,812	22,677
Central Japan Railway Co.	903,760	22,490
Nippon Steel Corp.	5,360,380	21,837
Inpex Corp.	922,632	21,265
Asics Corp.	720,720	21,250
Kao Corp.	956,050	19,653
Lasertec Corp.	82,846	19,032
Daiwa House Industry Co. Ltd.	631,070	18,532
Kubota Corp.	1,087,105	18,443
Secom Co. Ltd.	427,594	18,419
Bandai Namco Holdings Inc.	612,029	17,730
IHI Corp.	997,155	17,435
Ebara Corp.	484,450	16,446
Nippon Yusen KK	422,077	16,207
Resonac Holdings Corp.	194,066	16,166
Kansai Electric Power Co. Inc.	1,065,616	16,138
NIDEC Corp.	1,002,332	16,095
Asahi Group Holdings Ltd.	1,541,762	16,090
Daiwa Securities Group Inc.	1,427,076	15,964
Sumitomo Realty & Development Co. Ltd.	704,340	15,787
Kirin Holdings Co. Ltd.	853,201	15,784
T&D Holdings Inc.	484,755	15,277
Nitto Denko Corp.	720,335	15,211
Kajima Corp.	451,042	15,071
Japan Exchange Group Inc.	1,094,268	14,885
Shionogi & Co. Ltd.	814,421	14,726
Asahi Kasei Corp.	1,377,016	14,700
SCREEN Holdings Co. Ltd.	189,668	14,469
Kawasaki Heavy Industries Ltd.	834,425	14,256
Sekisui House Ltd.	644,925	14,119
Furukawa Electric Co. Ltd.	727,630	13,885
JX Advanced Metals Corp.	596,721	13,825
Chubu Electric Power Co. Inc.	789,002	13,662
Daifuku Co. Ltd.	369,092	13,596
Ryohin Keikaku Co. Ltd.	515,400	13,519
Obayashi Corp.	687,229	13,507
Sumitomo Metal Mining Co. Ltd.	266,263	13,384
Nomura Research Institute Ltd.	449,139	13,287
Tokyo Gas Co. Ltd.	344,134	13,285
Konami Group Corp.	102,706	13,231
Fuji Electric Co. Ltd.	150,200	13,108
Olympus Corp.	1,134,120	12,962
Mitsui OSK Lines Ltd.	348,695	12,881

		Shares	Market Value ($000)
	Osaka Gas Co. Ltd.	375,165	12,872
	Taisei Corp.	155,890	12,627
	Yokohama Financial Group Inc.	1,107,033	12,601
	Niterra Co. Ltd.	205,487	12,000
	Pan Pacific International Holdings Corp.	2,056,740	11,672
	Mitsui Kinzoku Co. Ltd.	60,345	11,361
	Kokusai Electric Corp.	251,700	11,330
	Chiba Bank Ltd.	689,166	11,202
	SBI Holdings Inc.	570,744	10,775
	Toray Industries Inc.	1,500,078	10,775
	Mitsubishi Chemical Group Corp.	1,449,146	10,664
	Subaru Corp.	605,948	10,315
	Shimano Inc.	80,933	10,216
	Obic Co. Ltd.	344,540	9,883
	NGK Corp.	287,105	9,823
	Shizuoka Financial Group Inc.	488,799	9,642
	Yokogawa Electric Corp.	266,864	9,518
	Minebea Mitsumi Inc.	403,999	9,201
	Rohm Co. Ltd.	344,776	9,142
	West Japan Railway Co.	472,114	8,909
	Mebuki Financial Group Inc.	954,470	8,844
	Fukuoka Financial Group Inc.	191,526	8,755
	Eisai Co. Ltd.	285,134	8,572
	Shiseido Co. Ltd.	426,838	8,432
	Sanrio Co. Ltd.	1,050,540	8,430
	Isuzu Motors Ltd.	555,554	8,289
	Mitsubishi HC Capital Inc. (XTKS)	897,629	8,265
	Taiyo Yuden Co. Ltd.	132,481	8,193
	Makita Corp.	253,515	8,166
	Yamaha Motor Co. Ltd.	966,132	8,082
	Capcom Co. Ltd.	321,372	8,073
	Yaskawa Electric Corp.	270,720	8,061
*	Rakuten Group Inc.	1,543,465	8,048
	Food & Life Cos. Ltd.	228,936	7,993
	AGC Inc.	211,524	7,977
	Kikkoman Corp.	772,695	7,958
	Nippon Express Holdings Inc.	240,853	7,949
	Unicharm Corp.	1,245,102	7,898
	Dai Nippon Printing Co. Ltd.	432,560	7,843
	Shimizu Corp.	532,348	7,842
	SUMCO Corp.	378,552	7,696
	LY Corp.	2,754,888	7,676
	Isetan Mitsukoshi Holdings Ltd.	343,913	7,676
	Nippon Paint Holdings Co. Ltd.	992,649	7,490
	Nippon Sanso Holdings Corp.	204,732	7,360
	Kyoto Financial Group Inc.	264,740	7,297
	Sojitz Corp.	217,953	7,282
	Nippon Building Fund Inc.	8,603	7,257
	Nitori Holdings Co. Ltd.	449,685	7,255
	TOPPAN Holdings Inc.	258,272	7,242
	JFE Holdings Inc.	636,304	7,220
	Hankyu Hanshin Holdings Inc.	243,435	7,203
	Aisin Corp.	520,256	7,173
	Hachijuni Nagano Bank Ltd.	460,006	7,148
	TOTO Ltd.	160,866	6,981
	Shimadzu Corp.	273,440	6,954
	Kawasaki Kisen Kaisha Ltd.	385,326	6,866
	BayCurrent Inc.	151,870	6,850
	MISUMI Group Inc.	286,011	6,804
	Sekisui Chemical Co. Ltd.	405,060	6,742
	Idemitsu Kosan Co. Ltd.	815,010	6,672
	Omron Corp.	196,289	6,564
	Daito Trust Construction Co. Ltd.	308,910	6,520
	Horiba Ltd.	41,120	6,454
	Yokohama Rubber Co. Ltd.	134,812	6,404
	MEIJI Holdings Co. Ltd.	266,498	6,338
	Ono Pharmaceutical Co. Ltd.	423,601	6,331
	Nissan Chemical Corp.	134,242	6,240
	Kurita Water Industries Ltd.	115,364	6,199
	Brother Industries Ltd.	247,957	6,175

		Shares	Market Value ($000)
	Japan Post Insurance Co. Ltd.	558,628	6,151
	Zensho Holdings Co. Ltd.	98,270	6,136
	Toyo Suisan Kaisha Ltd.	93,375	6,059
	MatsukiyoCocokara & Co.	368,647	5,883
	Sony Financial Group Inc.	5,986,450	5,804
	Tokyo Ohka Kogyo Co. Ltd.	107,148	5,803
	Ricoh Co. Ltd.	590,304	5,793
	Gunma Bank Ltd.	363,772	5,717
	Hulic Co. Ltd.	510,241	5,610
	Seiko Epson Corp.	304,713	5,581
	Japan Real Estate Investment Corp.	7,197	5,508
	Iyogin Holdings Inc.	244,625	5,504
	Tokyu Corp.	499,901	5,488
	Amada Co. Ltd.	319,569	5,483
	Kyushu Electric Power Co. Inc.	491,278	5,443
	Japan Metropolitan Fund Investment	7,316	5,404
	Trend Micro Inc.	132,022	5,319
	Hokuhoku Financial Group Inc.	114,905	5,317
	Azbil Corp.	513,484	5,317
	TISI Inc.	221,075	5,300
	Kinden Corp.	119,521	5,260
	Tokyu Fudosan Holdings Corp.	630,719	5,242
	Toho Co. Ltd.	544,295	5,227
	Sumitomo Chemical Co. Ltd.	1,614,830	5,225
*	Tokyo Electric Power Co. Holdings Inc.	1,610,507	5,199
	USS Co. Ltd.	402,714	5,086
	Asahi Intecc Co. Ltd.	223,852	5,050
	Square Enix Holdings Co. Ltd.	289,462	5,040
	Nexon Co. Ltd.	318,914	4,998
	Sysmex Corp.	493,833	4,986
	Otsuka Corp.	240,648	4,966
	Kobe Steel Ltd.	382,006	4,944
	Tosoh Corp.	292,373	4,917
	Dentsu Group Inc.	221,373	4,912
	Sapporo Breweries Ltd.	386,840	4,885
*	Nissan Motor Co. Ltd.	2,293,091	4,841
	Hirose Electric Co. Ltd.	28,711	4,838
	M3 Inc.	429,388	4,811
	77 Bank Ltd.	220,710	4,782
	J Front Retailing Co. Ltd.	253,438	4,716
	Hikari Tsushin Inc.	19,269	4,712
	Mitsui Chemicals Inc.	357,276	4,697
	Mitsubishi Gas Chemical Co. Inc.	181,790	4,696
	THK Co. Ltd.	113,299	4,662
	McDonald's Holdings Co. Japan Ltd.	91,500	4,650
	Skylark Holdings Co. Ltd.	235,667	4,644
	Mazda Motor Corp.	634,332	4,625
	GLP J-Reit	4,998	4,542
	Yakult Honsha Co. Ltd.	253,160	4,480
	Oji Holdings Corp.	808,209	4,444
	Haseko Corp.	254,191	4,423
	Nippon Prologis REIT Inc.	7,716	4,385
	Sumitomo Forestry Co. Ltd.	519,258	4,380
	Kandenko Co. Ltd.	131,026	4,358
	Sanwa Holdings Corp.	201,974	4,330
	Hitachi Construction Machinery Co. Ltd.	129,537	4,318
	Kintetsu Group Holdings Co. Ltd.	198,754	4,317
	Tokyo Seimitsu Co. Ltd.	41,221	4,292
	Tokyo Tatemono Co. Ltd.	202,917	4,282
	Nomura Real Estate Master Fund Inc.	4,444	4,250
	Hamamatsu Photonics KK	296,478	4,221
	Electric Power Development Co. Ltd. Class C	174,208	4,121
	Kyowa Kirin Co. Ltd.	253,202	4,065
	CyberAgent Inc.	444,112	4,058
	Hoshizaki Corp.	112,812	4,023
	Tobu Railway Co. Ltd.	206,999	4,015
	Open House Group Co. Ltd.	75,224	3,997
	KDX Realty Investment Corp.	4,056	3,964
	Sumitomo Heavy Industries Ltd.	121,403	3,925
	Suntory Beverage & Food Ltd.	135,314	3,923

		Shares	Market Value ($000)
	NH Foods Ltd.	99,760	3,918
	Santen Pharmaceutical Co. Ltd.	330,207	3,898
	Takashimaya Co. Ltd.	271,414	3,880
	Odakyu Electric Railway Co. Ltd.	348,656	3,859
	Nissin Foods Holdings Co. Ltd.	211,375	3,821
	NOF Corp.	219,816	3,819
	COMSYS Holdings Corp.	116,291	3,817
	Yamato Holdings Co. Ltd.	287,100	3,726
	Fuji Corp.	83,136	3,714
	Hirogin Holdings Inc.	270,926	3,708
	Tohoku Electric Power Co. Inc.	502,340	3,691
	Daishi Hokuetsu Financial Group Inc.	255,788	3,674
	Mitsubishi Materials Corp.	138,868	3,604
	Medipal Holdings Corp.	200,051	3,602
	Keisei Electric Railway Co. Ltd.	446,756	3,591
	Orix JREIT Inc.	5,545	3,588
	Seibu Holdings Inc.	159,904	3,581
	Kyushu Financial Group Inc.	389,291	3,578
	NHK Spring Co. Ltd.	161,041	3,570
	Kuraray Co. Ltd.	311,167	3,569
	Daiwa House REIT Investment Corp.	4,513	3,494
	Credit Saison Co. Ltd.	122,825	3,479
	Nishi-Nippon Financial Holdings Inc.	130,842	3,458
	Dexerials Corp.	170,840	3,449
	United Urban Investment Corp.	3,373	3,447
	Tsuruha Holdings Inc.	225,353	3,440
	Kyushu Railway Co.	150,770	3,402
	Yamaguchi Financial Group Inc.	183,904	3,401
	NSK Ltd.	475,610	3,388
	Toyo Tire Corp.	127,030	3,369
	EXEO Group Inc.	204,068	3,332
	INFRONEER Holdings Inc.	205,595	3,326
	Toyoda Gosei Co. Ltd.	96,159	3,320
	MonotaRO Co. Ltd.	261,716	3,303
	Chugin Financial Group Inc.	160,101	3,299
	GS Yuasa Corp.	97,938	3,298
	Nikon Corp.	277,104	3,293
*	Mercari Inc.	121,623	3,291
	Nabtesco Corp.	113,921	3,274
	Koito Manufacturing Co. Ltd.	195,542	3,268
	Shiga Bank Ltd.	219,320	3,259
	Nichias Corp.	156,417	3,242
	ANA Holdings Inc.	165,601	3,234
	Nomura Real Estate Holdings Inc.	562,100	3,230
	JGC Holdings Corp.	230,214	3,220
	Marui Group Co. Ltd.	172,658	3,217
*	Rakuten Bank Ltd.	93,800	3,206
	Japan Steel Works Ltd.	69,181	3,205
	JTEKT Corp.	233,010	3,191
	Rohto Pharmaceutical Co. Ltd.	211,894	3,173
	Lixil Corp.	291,902	3,170
	DMG Mori Co. Ltd.	138,424	3,167
	Nisshin Seifun Group Inc.	250,205	3,167
	Modec Inc.	48,709	3,146
[1]	Nikkon Holdings Co. Ltd.	99,606	3,144
	ZOZO Inc.	433,104	3,123
	Yamaha Corp.	401,883	3,115
	Kakaku.com Inc.	133,669	3,105
	Mitsubishi Logistics Corp.	308,800	3,096
	Kewpie Corp.	107,974	3,086
	SG Holdings Co. Ltd.	309,900	3,083
	Air Water Inc.	195,169	3,061
	Persol Holdings Co. Ltd.	1,837,410	3,051
	Toyo Seikan Group Holdings Ltd.	119,931	3,047
	Yamato Kogyo Co. Ltd.	36,054	3,035
	Yamazaki Baking Co. Ltd.	143,141	3,025
	Citizen Watch Co. Ltd.	227,881	3,017
	GMO Payment Gateway Inc.	48,392	3,015
	Mitsui E&S Co. Ltd.	99,857	3,012
	Shimamura Co. Ltd.	142,906	3,008

		Shares	Market Value ($000)
	Maruwa Co. Ltd.	8,862	3,001
	Kamigumi Co. Ltd.	92,085	2,990
	Japan Airlines Co. Ltd.	160,441	2,959
	Kansai Paint Co. Ltd.	167,086	2,958
	Invincible Investment Corp.	7,711	2,955
	Dowa Holdings Co. Ltd.	57,629	2,940
	Taiheiyo Cement Corp.	115,836	2,933
	Anritsu Corp.	133,753	2,923
	Japan Hotel REIT Investment Corp.	5,727	2,918
	Cosmo Energy Holdings Co. Ltd.	116,718	2,905
	Macnica Holdings Inc.	142,977	2,895
	Hyakugo Bank Ltd.	230,438	2,881
	Nichirei Corp.	205,402	2,857
	Keio Corp.	558,225	2,836
	Seiko Group Corp.	57,986	2,835
	Lion Corp.	262,621	2,815
	Tokyo Kiraboshi Financial Group Inc.	267,720	2,815
	Takasago Thermal Engineering Co. Ltd.	105,796	2,802
	Micronics Japan Co. Ltd.	33,847	2,760
	Nifco Inc.	85,010	2,752
	Ulvac Inc.	51,675	2,725
	Sankyu Inc.	46,068	2,725
	Sumitomo Rubber Industries Ltd.	191,945	2,716
	Advance Residence Investment Corp.	2,921	2,710
	Internet Initiative Japan Inc.	122,392	2,687
	Kraftia Corp.	51,018	2,683
[1]	Nitto Boseki Co. Ltd.	155,845	2,677
	Zenkoku Hosho Co. Ltd.	136,030	2,672
	Alfresa Holdings Corp.	183,700	2,665
	Tokyo Metro Co. Ltd.	287,500	2,636
	Sega Sammy Holdings Inc.	150,967	2,608
	Meiko Electronics Co. Ltd.	20,618	2,590
	Penta-Ocean Construction Co. Ltd.	277,275	2,581
	Japan Airport Terminal Co. Ltd.	72,283	2,557
	Nagase & Co. Ltd.	362,240	2,555
	ALSOK Co. Ltd.	346,245	2,545
	SBI Shinsei Bank Ltd.	273,800	2,544
	North Pacific Bank Ltd.	352,793	2,529
	Iwatani Corp.	198,144	2,522
	Coca-Cola Bottlers Japan Holdings Inc.	104,699	2,516
	Kobe Bussan Co. Ltd.	143,800	2,514
	UACJ Corp.	171,876	2,509
	Tokyo Century Corp.	151,032	2,468
	Alps Alpine Co. Ltd.	180,120	2,467
	Rorze Corp.	102,260	2,463
	Organo Corp.	27,372	2,463
	Yamada Holdings Co. Ltd.	542,673	2,424
	Nippon Electric Glass Co. Ltd.	73,464	2,420
	Meidensha Corp.	41,015	2,418
	Nagoya Railroad Co. Ltd.	202,450	2,407
	Casio Computer Co. Ltd.	218,560	2,402
	Japan Prime Realty Investment Corp.	3,903	2,398
	Taiyo Holdings Co. Ltd.	80,880	2,386
	BIPROGY Inc.	77,099	2,366
	Juroku Financial Group Inc.	160,985	2,363
	Rinnai Corp.	105,508	2,359
	Jeol Ltd.	46,324	2,352
*	ARCHION Corp.	1,392,056	2,352
	DIC Corp.	84,819	2,333
	Harmonic Drive Systems Inc.	61,920	2,325
	Industrial & Infrastructure Fund Investment Corp.	2,605	2,305
	Sumitomo Bakelite Co. Ltd.	57,100	2,286
	Mitsui Fudosan Logistics Park Inc.	3,353	2,271
	Takara Holdings Inc.	173,479	2,263
	ADEKA Corp.	92,638	2,261
	Iida Group Holdings Co. Ltd.	157,938	2,261
	Nissui Corp.	285,275	2,250
	CKD Corp.	61,445	2,242
	Daido Steel Co. Ltd.	159,225	2,238
	Keikyu Corp.	228,104	2,227

		Shares	Market Value ($000)
	Kanematsu Corp.	170,528	2,226
	Socionext Inc.	189,300	2,223
	Ferrotec Corp.	43,741	2,206
	Morinaga Milk Industry Co. Ltd.	294,504	2,202
	Toho Gas Co. Ltd.	302,328	2,190
	Zeon Corp.	153,814	2,157
	Kadokawa Corp.	98,488	2,155
	San-In Godo Bank Ltd.	146,798	2,128
	Daicel Corp.	235,179	2,122
	Rengo Co. Ltd.	226,126	2,114
	Sankyo Co. Ltd.	181,690	2,108
	Suruga Bank Ltd.	129,883	2,103
	Toda Corp.	225,820	2,096
	Canon Marketing Japan Inc.	92,978	2,089
	SWCC Corp.	30,199	2,082
	Stanley Electric Co. Ltd.	95,449	2,080
	Maruichi Steel Tube Ltd.	184,681	2,062
	Sanki Engineering Co. Ltd.	144,794	2,060
	NANKAI Co. Ltd.	109,990	2,059
	UBE Corp.	103,700	2,054
	Nisshinbo Holdings Inc.	151,911	2,041
	Resorttrust Inc.	181,088	2,031
	Miura Co. Ltd.	101,043	2,026
	Makino Milling Machine Co. Ltd.	23,213	2,017
	Oracle Corp. Japan	35,817	2,012
	Kokuyo Co. Ltd.	352,428	2,007
	Activia Properties Inc.	2,234	2,001
	Aichi Financial Group Inc.	185,415	1,999
	Senko Group Holdings Co. Ltd.	144,410	1,996
	Mabuchi Motor Co. Ltd.	192,444	1,993
	Teijin Ltd.	195,206	1,989
	Keihan Holdings Co. Ltd.	96,743	1,983
	Daiwabo Holdings Co. Ltd.	88,580	1,974
	Nippon Gas Co. Ltd.	110,451	1,968
	Chugoku Electric Power Co. Inc.	334,467	1,960
	Aozora Bank Ltd.	102,321	1,942
	Keiyo Bank Ltd.	118,053	1,934
	Sugi Holdings Co. Ltd.	108,693	1,926
	Tokai Carbon Co. Ltd.	200,286	1,910
*	Sumitomo Pharma Co. Ltd.	244,662	1,907
*,1	Metaplanet Inc.	1,306,100	1,902
	Sekisui House REIT Inc.	3,995	1,900
	Seino Holdings Co. Ltd.	114,910	1,897
	SKY Perfect JSAT Corp.	145,530	1,896
	Shikoku Electric Power Co. Inc.	182,125	1,890
	Rigaku Holdings Corp.	148,900	1,885
	Suzuken Co. Ltd.	58,393	1,863
	Mirait One Corp.	84,038	1,856
	Denka Co. Ltd.	87,471	1,853
	Mitsui Fudosan Accommodations Fund Inc.	2,400	1,849
	Hakuhodo DY Holdings Inc.	225,343	1,839
	Tomy Co. Ltd.	80,286	1,826
	Konica Minolta Inc.	498,641	1,822
	Sinfonia Technology Co. Ltd.	22,378	1,821
	Inaba Denki Sangyo Co. Ltd.	101,720	1,814
	MEITEC Group Holdings Inc.	85,843	1,797
	Kobayashi Pharmaceutical Co. Ltd.	51,014	1,791
	Max Co. Ltd.	154,672	1,773
	Hyakujushi Bank Ltd.	100,312	1,767
	Tsugami Corp.	47,762	1,753
	Bank of Nagoya Ltd.	43,354	1,750
	Shibaura Mechatronics Corp.	65,500	1,745
	Hanwa Co. Ltd.	164,145	1,743
	Daihen Corp.	20,807	1,741
	Fuyo General Lease Co. Ltd.	61,333	1,741
	Hazama Ando Corp.	152,559	1,738
	Park24 Co. Ltd.	139,912	1,732
	OSG Corp.	75,797	1,729
	Kotobuki Spirits Co. Ltd.	108,365	1,728
	Awa Bank Ltd.	33,423	1,726

		Shares	Market Value ($000)
	Ezaki Glico Co. Ltd.	54,358	1,723
	Kyoritsu Maintenance Co. Ltd.	79,276	1,723
*,1	Money Forward Inc.	49,401	1,722
	Kaneka Corp.	47,830	1,702
	Japan Petroleum Exploration Co. Ltd.	152,185	1,693
	Tokuyama Corp.	72,182	1,693
	Nippon Shokubai Co. Ltd.	125,108	1,683
	Nippon Kayaku Co. Ltd.	140,018	1,683
	Japan Logistics Fund Inc.	2,669	1,655
	LaSalle Logiport REIT	1,721	1,646
	Nipro Corp.	161,248	1,645
	ABC-Mart Inc.	95,898	1,641
	Cosmos Pharmaceutical Corp.	40,652	1,640
	Mitsui-Soko Holdings Co. Ltd.	72,600	1,639
	Ogaki Kyoritsu Bank Ltd.	36,719	1,634
	House Foods Group Inc.	67,054	1,631
	Nihon Kohden Corp.	163,702	1,630
	Kiyo Bank Ltd.	56,000	1,629
	Lintec Corp.	42,467	1,628
	Saizeriya Co. Ltd.	32,681	1,622
	Tsubakimoto Chain Co.	100,932	1,619
	Tsumura & Co.	67,665	1,619
	Namura Shipbuilding Co. Ltd.	60,200	1,614
[1]	NS Solutions Corp.	65,296	1,611
	Sundrug Co. Ltd.	67,593	1,607
	Japan Elevator Service Holdings Co. Ltd.	151,500	1,606
	Takeuchi Manufacturing Co. Ltd.	34,441	1,595
	K's Holdings Corp.	134,260	1,590
	ARE Holdings Inc.	82,616	1,590
	Ushio Inc.	68,337	1,586
	NOK Corp.	82,929	1,567
	Kagome Co. Ltd.	95,434	1,563
	GMO internet group Inc.	58,512	1,562
	Nanto Bank Ltd.	146,005	1,559
	Yoshinoya Holdings Co. Ltd.	64,202	1,550
	Fuso Chemical Co. Ltd.	67,536	1,546
[1]	Mitsubishi Motors Corp.	674,291	1,544
	Amano Corp.	63,380	1,535
	C Uyemura & Co. Ltd.	10,900	1,513
	OKUMA Corp.	49,280	1,505
	Dai-Dan Co. Ltd.	99,514	1,501
	Nojima Corp.	183,200	1,500
	H2O Retailing Corp.	83,712	1,498
*	Visional Inc.	27,063	1,491
	OBIC Business Consultants Co. Ltd.	29,106	1,477
	Oki Electric Industry Co. Ltd.	87,310	1,475
	Calbee Inc.	80,550	1,469
	Sotetsu Holdings Inc.	88,838	1,468
	Toho Holdings Co. Ltd.	58,160	1,467
	AEON REIT Investment Corp.	1,913	1,462
	Hulic REIT Inc.	1,473	1,456
	Senshu Ikeda Holdings Inc.	247,864	1,453
	Nishi-Nippon Railroad Co. Ltd.	73,747	1,443
	Pigeon Corp.	113,695	1,441
	Goldwin Inc.	98,696	1,418
	Musashino Bank Ltd.	88,853	1,418
	Blue Zones Holdings Co. Ltd.	125,705	1,411
	Wacoal Holdings Corp.	50,167	1,383
[1]	Hokkaido Electric Power Co. Inc.	215,570	1,375
	EDION Corp.	90,457	1,375
	NTN Corp.	568,217	1,374
	Mitsui Fudosan Retail Fund Investment Corp.	2,664	1,371
	Nippon Shinyaku Co. Ltd.	64,260	1,367
	TBS Holdings Inc.	36,037	1,356
	SHO-BOND Holdings Co. Ltd.	163,344	1,352
	CCI Group Inc.	196,840	1,352
	Round One Corp.	177,103	1,346
	Fujimi Inc.	57,330	1,342
	Morinaga & Co. Ltd.	80,620	1,336
	Daiwa Office Investment Corp.	624	1,335

		Shares	Market Value ($000)
	Mizuno Corp.	57,645	1,329
	Dentsu Soken Inc.	77,376	1,311
	Koei Tecmo Holdings Co. Ltd.	129,486	1,311
	Comforia Residential REIT Inc.	2,046	1,311
	Mori Hills REIT Investment Corp. Class C	1,600	1,305
	NTT UD REIT Investment Corp.	1,514	1,303
	Sumitomo Warehouse Co. Ltd.	50,736	1,291
	Tamron Co. Ltd.	143,716	1,291
[1]	Colowide Co. Ltd.	99,737	1,290
	Glory Ltd.	45,243	1,286
[1]	Toridoll Holdings Corp.	47,000	1,284
[1]	Create Restaurants Holdings Inc.	262,352	1,283
	Nippn Corp.	72,763	1,282
	Kanadevia Corp.	173,334	1,275
	Nakanishi Inc.	67,034	1,274
	Nikkiso Co. Ltd.	55,020	1,272
	Miyazaki Bank Ltd.	87,155	1,267
	Rakus Co. Ltd.	187,302	1,265
	Kose Holdings Corp.	35,266	1,255
	Tekscend Photomask Corp.	52,100	1,255
	Oita Bank Ltd.	78,845	1,254
	H.U. Group Holdings Inc.	58,442	1,249
	Taikisha Ltd.	47,534	1,246
	NSD Co. Ltd.	69,352	1,239
[1]	Kusuri no Aoki Holdings Co. Ltd.	48,978	1,235
	Seria Co. Ltd.	50,757	1,230
	Relo Group Inc.	97,316	1,228
	Okasan Securities Group Inc.	176,956	1,224
	Ship Healthcare Holdings Inc.	76,410	1,224
	Toyota Boshoku Corp.	87,526	1,221
	Furuno Electric Co. Ltd.	27,089	1,220
	Okumura Corp.	33,785	1,219
	Seven Bank Ltd.	609,072	1,216
	Takuma Co. Ltd.	57,552	1,214
	Kumagai Gumi Co. Ltd.	136,248	1,213
	Yamanashi Chuo Bank Ltd.	30,456	1,212
	Toei Co. Ltd.	31,840	1,210
	AEON Financial Service Co. Ltd.	122,731	1,207
	Okamura Corp.	82,423	1,203
	Tokai Rika Co. Ltd.	60,970	1,202
	Mitsubishi Estate Logistics REIT Investment Corp.	1,536	1,200
	Aica Kogyo Co. Ltd.	51,855	1,196
	Daiwa Securities Living Investments Corp.	1,961	1,195
	Acom Co. Ltd.	400,526	1,192
	Pilot Corp.	104,952	1,192
	Tokyu REIT Inc.	998	1,188
	Toagosei Co. Ltd.	105,414	1,178
	PILLAR Corp.	20,300	1,173
	Toei Animation Co. Ltd.	63,350	1,173
	Nihon M&A Center Holdings Inc.	290,924	1,162
	Tokai Tokyo Financial Holdings Inc.	231,834	1,158
	First Bank of Toyama Ltd.	64,171	1,158
	Fuji Oil Co. Ltd.	46,290	1,151
	Nishimatsu Construction Co. Ltd.	34,721	1,151
	Hokuriku Electric Power Co.	192,242	1,150
	Japan Excellent Inc.	1,271	1,149
	Sawai Group Holdings Co. Ltd.	110,644	1,143
	Toho Bank Ltd.	213,150	1,138
	Noritake Co. Ltd.	53,560	1,125
	Sansan Inc.	87,585	1,113
	Osaka Soda Co. Ltd.	100,995	1,106
	Katitas Co. Ltd.	52,200	1,106
	Yodoko Ltd.	127,450	1,104
	Towa Corp.	68,014	1,103
	Bic Camera Inc.	100,693	1,101
	Mori Trust REIT Inc.	2,300	1,101
	Tocalo Co. Ltd.	61,156	1,097
	Fukuda Denshi Co. Ltd.	15,442	1,096
	Heiwa Real Estate REIT Inc.	1,291	1,088
	Shikoku Kasei Holdings Corp.	63,488	1,086

		Shares	Market Value ($000)
	Japan Securities Finance Co. Ltd.	72,781	1,084
	Nichicon Corp.	61,014	1,084
	Nippon Light Metal Holdings Co. Ltd.	64,434	1,084
	Umios Corp.	131,796	1,080
	DCM Holdings Co. Ltd.	112,162	1,080
	Duskin Co. Ltd.	38,695	1,080
	San ju San Financial Group Inc.	90,492	1,070
	Monogatari Corp.	31,126	1,069
	Simplex Holdings Inc.	149,000	1,066
	Nihon Parkerizing Co. Ltd.	102,751	1,064
	Kaga Electronics Co. Ltd.	36,536	1,061
	Exedy Corp.	28,063	1,057
	Ain Holdings Inc.	28,607	1,056
	Kitz Corp.	77,788	1,056
*,1	SHIFT Inc.	187,800	1,055
	Sangetsu Corp.	54,405	1,054
	KYB Corp.	37,454	1,051
	Megmilk Snow Brand Co. Ltd.	44,406	1,047
	JVCKenwood Corp.	148,675	1,045
	Sumitomo Osaka Cement Co. Ltd.	30,826	1,042
	Union Tool Co.	10,956	1,042
	Nippon Paper Industries Co. Ltd.	120,509	1,038
	Mizuho Leasing Co. Ltd.	120,430	1,030
	Japan Material Co. Ltd.	74,736	1,028
	DTS Corp.	140,548	1,022
	Chudenko Corp.	33,082	1,019
	Nextage Co. Ltd.	48,900	1,019
	Yamaichi Electronics Co. Ltd.	19,600	1,018
	SMS Co. Ltd.	73,168	1,016
[1]	Nittetsu Mining Co. Ltd.	54,020	1,012
	Okinawa Cellular Telephone Co.	41,512	1,007
	Kanamoto Co. Ltd.	30,775	1,003
	Ito En Ltd.	53,534	1,002
	Inabata & Co. Ltd.	40,198	994
	Takara Standard Co. Ltd.	52,581	990
	Seiren Co. Ltd.	49,982	989
	Kurabo Industries Ltd.	16,004	987
	Nisshin Oillio Group Ltd.	82,670	987
*	Sharp Corp.	254,415	983
	Sanyo Denki Co. Ltd.	28,877	978
	Daiei Kankyo Co. Ltd.	41,800	978
	As One Corp.	64,768	976
	Itoham Yonekyu Holdings Inc.	31,727	976
	Okinawa Financial Group Inc.	21,280	969
	Toyo Ink SC Holdings Co. Ltd.	34,922	968
	Sakata Seed Corp.	35,850	967
	TS Tech Co. Ltd.	84,322	967
	Nippon Soda Co. Ltd.	40,344	963
	Daiseki Co. Ltd.	40,284	958
	Hoshino Resorts REIT Inc.	626	958
	Nippon Television Holdings Inc.	52,300	955
	Starts Corp. Inc.	32,060	951
	Fukuoka REIT Corp.	845	948
	Yonex Co. Ltd.	57,928	943
	TOKAI Holdings Corp.	129,475	942
	Kasumigaseki Capital Co. Ltd.	20,290	941
	Daiichikosho Co. Ltd.	82,114	933
	TOMONY Holdings Inc.	150,508	932
	Chugoku Marine Paints Ltd.	41,736	931
	Musashi Seimitsu Industry Co. Ltd.	47,004	929
[1]	Kureha Corp.	34,678	928
	YAMABIKO Corp.	38,547	928
	Itoki Corp.	50,200	920
	San-A Co. Ltd.	44,832	918
	Pola Orbis Holdings Inc.	108,852	916
	PAL GROUP Holdings Co. Ltd.	96,508	911
	Raito Kogyo Co. Ltd.	38,688	911
	Shikoku Bank Ltd.	44,036	911
	Tadano Ltd.	108,766	904
	Kato Sangyo Co. Ltd.	22,599	902

		Shares	Market Value ($000)
	Arcs Co. Ltd.	39,541	898
	Izumi Co. Ltd.	142,145	893
	Riken Keiki Co. Ltd.	41,340	893
	Infomart Corp.	248,832	891
	DeNA Co. Ltd.	57,235	889
	Leopalace21 Corp.	209,076	885
	Valor Holdings Co. Ltd.	43,325	884
	MEC Co. Ltd.	16,846	874
	Nippon Densetsu Kogyo Co. Ltd.	34,838	872
	Chiba Kogyo Bank Ltd.	53,900	871
	Mitsubishi Pencil Co. Ltd.	50,092	869
	Kanto Denka Kogyo Co. Ltd.	53,187	868
	Iino Kaiun Kaisha Ltd.	92,895	861
	Shochiku Co. Ltd.	11,856	858
	Fukuyama Transporting Co. Ltd.	22,945	855
	Akita Bank Ltd.	18,924	854
	Matsui Securities Co. Ltd.	130,323	854
	Muninova Holdings Inc.	306,042	853
	Gunze Ltd.	33,444	842
	JAFCO Group Co. Ltd.	59,465	834
	Toyobo Co. Ltd.	87,892	827
	Bank of Iwate Ltd.	61,796	826
	Topre Corp.	46,912	822
	Open Up Group Inc.	64,574	815
	Nitto Kogyo Corp.	30,077	811
	Kaken Pharmaceutical Co. Ltd.	33,939	808
	Workman Co. Ltd.	21,981	806
	Nippon Seiki Co. Ltd.	53,191	805
	DKS Co. Ltd.	10,400	804
	Nomura Micro Science Co. Ltd.	32,800	803
	KOMEDA Holdings Co. Ltd.	44,058	800
	Star Asia Investment Corp.	2,382	800
	Heiwa Corp.	59,556	798
	NIPPON REIT Investment Corp.	1,516	797
	Fuji Seal International Inc.	42,003	791
	Trusco Nakayama Corp.	52,418	790
	Joyful Honda Co. Ltd.	50,414	789
	Fukui Bank Ltd.	22,296	786
	Fuji Media Holdings Inc.	31,384	785
	Kissei Pharmaceutical Co. Ltd.	30,752	785
	Bank of the Ryukyus Ltd.	42,542	777
	JCU Corp.	21,298	775
	Maruzen Showa Unyu Co. Ltd.	16,038	770
	Optex Group Co. Ltd.	35,968	770
	Ai Holdings Corp.	41,736	769
[1]	Sun Corp.	12,588	765
	Toa Corp.	60,872	764
	Global One Real Estate Investment Corp.	1,088	764
	S&B Foods Inc.	18,500	763
	Future Corp.	49,432	762
	Monex Group Inc.	173,018	762
	Autobacs Seven Co. Ltd.	77,814	759
	Hosiden Corp.	42,734	759
	Valqua Ltd.	18,831	753
	Taihei Dengyo Kaisha Ltd.	50,190	753
	Japan Aviation Electronics Industry Ltd.	50,891	751
	U-Next Holdings Co. Ltd.	69,982	751
	Nitta Corp.	18,811	749
	Furuya Metal Co. Ltd.	18,300	747
	San-Ai Obbli Co. Ltd.	51,142	744
	Bunka Shutter Co. Ltd.	62,448	742
	Takasago International Corp.	98,165	740
	Life Corp.	45,620	739
	Ryoyo Ryosan Holdings Inc.	40,476	739
	Hamakyorex Co. Ltd.	64,316	738
	TKC Corp.	30,164	732
	Procrea Holdings Inc.	29,410	732
	Hioki EE Corp.	10,559	731
	Tokyu Construction Co. Ltd.	100,580	730
	Nohmi Bosai Ltd.	26,200	728

		Shares	Market Value ($000)
	Fujibo Holdings Inc.	33,847	727
	Hankyu Hanshin REIT Inc.	803	727
	Tosei Corp.	63,546	721
	KH Neochem Co. Ltd.	34,937	719
	Totetsu Kogyo Co. Ltd.	27,570	718
	Mani Inc.	75,915	716
	Fuji Kyuko Co. Ltd.	41,593	716
	Yellow Hat Ltd.	63,132	715
	Yamagata Bank Ltd.	30,858	715
	Ohsho Food Service Corp.	37,550	713
	Ricoh Leasing Co. Ltd.	16,937	712
	Ariake Japan Co. Ltd.	21,117	710
*,1	Chiyoda Corp.	173,508	705
	Shinmaywa Industries Ltd.	57,429	703
	Noritsu Koki Co. Ltd.	57,715	702
	Tokyo Keiki Inc.	16,525	700
	Komeri Co. Ltd.	28,870	699
	Shibuya Corp.	25,604	698
	Ehime Bank Ltd.	40,241	695
	Heiwa Real Estate Co. Ltd.	47,070	693
	Itochu Enex Co. Ltd.	51,088	693
	Wakita & Co. Ltd.	57,699	693
	Shibaura Machine Co. Ltd.	26,893	689
	Systena Corp.	261,120	688
	Heiwado Co. Ltd.	40,962	684
	Jaccs Co. Ltd.	29,184	684
	Konoike Transport Co. Ltd.	36,159	676
	Daio Paper Corp.	108,466	675
	Create SD Holdings Co. Ltd.	32,199	673
	Doutor Nichires Holdings Co. Ltd.	33,471	671
	Towa Pharmaceutical Co. Ltd.	26,780	670
	World Co. Ltd.	66,600	670
	Mixi Inc.	36,742	669
	ARCLANDS Corp.	55,476	666
	Mirai Corp.	2,544	666
*	Sanken Electric Co. Ltd.	12,996	664
	Japan Wool Textile Co. Ltd.	55,100	657
	FCC Co. Ltd.	28,138	654
	Uchida Yoko Co. Ltd.	48,695	653
	Ichigo Office REIT Investment Corp.	1,082	653
	Eizo Corp.	36,120	652
	Menicon Co. Ltd.	59,984	652
	Shoei Co. Ltd.	53,400	651
	Riken Technos Corp.	47,093	648
	FP Corp.	40,586	644
	Totech Corp.	26,700	644
	TPR Co. Ltd.	69,244	643
	Toyo Tanso Co. Ltd.	15,735	639
	Nippon Thompson Co. Ltd.	58,494	638
	Maeda Kosen Co. Ltd.	51,300	632
*	LIFENET INSURANCE CO.	60,600	632
	Transcosmos Inc.	26,477	630
	Yokorei Co. Ltd.	47,327	630
	Happinet Corp.	30,368	629
	CRE Logistics REIT Inc.	711	629
	Morita Holdings Corp.	39,616	623
	Komori Corp.	53,387	620
	Aoyama Trading Co. Ltd.	131,646	619
	Mitsui High-Tec Inc.	110,840	619
	Hochiki Corp.	51,500	616
	Hokuetsu Corp.	107,356	614
	Yurtec Corp.	41,151	613
*	PeptiDream Inc.	103,130	611
	Toenec Corp.	47,840	609
	Shin-Etsu Polymer Co. Ltd.	45,932	608
	Bank of Saga Ltd.	17,444	607
	Ishihara Sangyo Kaisha Ltd.	32,939	606
	A&D HOLON Holdings Co. Ltd.	32,563	605
	Fujita Kanko Inc.	47,825	603
[1]	OSAKA Titanium Technologies Co. Ltd.	34,414	603

		Shares	Market Value ($000)
	Belc Co. Ltd.	14,346	602
	RS Technologies Co. Ltd.	15,600	602
	Arisawa Manufacturing Co. Ltd.	39,900	602
	Onward Holdings Co. Ltd.	125,859	601
	Nichiha Corp.	31,168	600
	NS United Kaiun Kaisha Ltd.	11,955	600
	Yokowo Co. Ltd.	24,340	599
	Noevir Holdings Co. Ltd.	19,127	597
	Justsystems Corp.	23,442	595
	Joshin Corp.	24,114	595
	Central Automotive Products Ltd.	45,900	590
	Santec Holdings Corp.	5,650	588
	& ST HD Co. Ltd.	27,672	587
	Tsuburaya Fields Holdings Inc.	38,842	587
	Sakata INX Corp.	37,606	587
[1]	Toyo Engineering Corp.	48,900	587
	Aisan Industry Co. Ltd.	39,151	584
	Toshiba TEC Corp.	29,687	583
	Nachi-Fujikoshi Corp.	17,213	582
	Tokyo Steel Manufacturing Co. Ltd.	52,049	578
	Financial Partners Group Co. Ltd.	53,818	578
	Tri Chemical Laboratories Inc.	28,900	578
	Elecom Co. Ltd.	49,622	577
	Meisei Industrial Co. Ltd.	45,084	572
	Showa Sangyo Co. Ltd.	25,686	571
	Tokyotokeiba Co. Ltd.	18,130	571
	Tochigi Bank Ltd.	96,942	570
	Nihon Dengi Co. Ltd.	43,700	570
	Galilei Holdings Co. Ltd.	26,396	569
	Kyokuto Kaihatsu Kogyo Co. Ltd.	38,562	567
	Yamazen Corp.	51,192	567
	Furukawa Co. Ltd.	25,847	566
	Matsuda Sangyo Co. Ltd.	16,843	566
	Royal Holdings Co. Ltd.	67,158	561
	Hiday Hidaka Corp.	30,949	560
	Tsurumi Manufacturing Co. Ltd.	40,508	559
	Earth Corp.	18,839	559
	Okamoto Industries Inc.	14,929	558
	Argo Graphics Inc.	65,300	557
	Milbon Co. Ltd.	31,814	555
	Megachips Corp.	9,917	553
	Tachi-S Co. Ltd.	39,171	552
[1]	Sakura Internet Inc.	28,800	552
	Central Glass Co. Ltd.	22,216	550
	Riken Vitamin Co. Ltd.	27,228	548
[1]	Seikoh Giken Co. Ltd.	4,800	547
	Restar Corp.	21,327	545
	Sodick Co. Ltd.	52,714	544
	Wacom Co. Ltd.	112,631	543
	Hibiya Engineering Ltd.	31,194	540
	T Hasegawa Co. Ltd.	26,599	540
[1]	IDOM Inc.	67,053	539
	Axial Retailing Inc.	67,836	539
	METAWATER Co. Ltd.	28,096	539
	ASAHI YUKIZAI Corp.	14,244	538
	Japan Lifeline Co. Ltd.	54,608	538
	Shin Nippon Air Technologies Co. Ltd.	26,800	538
	TechMatrix Corp.	41,700	538
	SOSiLA Logistics REIT Inc.	784	535
	Eagle Industry Co. Ltd.	28,676	534
	Nishikawa Rubber Co. Ltd.	26,040	534
	Nippon Signal Co. Ltd.	53,421	533
	Noritz Corp.	35,741	532
	Saibu Gas Holdings Co. Ltd.	36,092	532
	GungHo Online Entertainment Inc.	34,934	532
	Techno Ryowa Ltd.	15,258	532
	Kohnan Shoji Co. Ltd.	20,177	531
	Keihanshin Building Co. Ltd.	74,062	530
	Asahi Kogyosha Co. Ltd.	22,400	529
	Aichi Steel Corp.	28,788	528

		Shares	Market Value ($000)
[1]	JINS Holdings Inc.	13,230	528
	Takamatsu Construction Group Co. Ltd.	22,629	527
	Nomura Co. Ltd.	72,040	527
	MIRARTH Real Estate Investment Corp.	1,016	527
	Koa Corp.	38,369	526
	Senshu Electric Co. Ltd.	13,862	525
	Ichibanya Co. Ltd.	89,120	524
	Npr Riken Corp.	20,720	524
	Sekisui Jushi Corp.	28,271	521
	Optorun Co. Ltd.	28,400	520
	Hosokawa Micron Corp.	16,542	519
	Alconix Corp.	31,920	517
	Kamei Corp.	21,296	516
	JMDC Inc.	26,300	514
	TRE Holdings Corp.	40,800	513
	Kurimoto Ltd.	53,925	510
	Nissei ASB Machine Co. Ltd.	9,063	509
	Daiichi Jitsugyo Co. Ltd.	25,571	507
	Japan Pulp & Paper Co. Ltd.	72,690	507
	Premium Group Co. Ltd.	39,500	507
	Appier Group Inc.	84,400	506
	Denyo Co. Ltd.	20,229	505
	Mitsuuroko Group Holdings Co. Ltd.	38,200	505
	JBCC Holdings Inc.	49,600	503
	Fuji Co. Ltd.	39,416	502
	ESPEC Corp.	20,912	502
	Enplas Corp.	7,251	501
	MOS Food Services Inc.	20,686	501
	Nippon Yakin Kogyo Co. Ltd.	15,931	500
	Teikoku Sen-I Co. Ltd.	23,403	500
	WingArc1st Inc.	24,800	498
	JSB Co. Ltd.	8,900	498
	Konishi Co. Ltd.	56,360	497
	Tsukishima Holdings Co. Ltd.	29,137	496
[1]	Anycolor Inc.	30,100	495
	Idec Corp.	22,479	493
	Nishimatsuya Chain Co. Ltd.	39,280	492
	Anest Iwata Corp.	43,750	492
[1]	Matsuya Co. Ltd.	40,819	489
	BML Inc.	21,703	487
	Seika Corp.	29,862	486
	Toyo Gosei Co. Ltd.	6,100	484
	Zuken Inc.	15,935	483
	Raiznext Corp.	26,423	479
	Doshisha Co. Ltd.	25,597	478
[1]	Ringer Hut Co. Ltd.	32,398	477
	Yokogawa Bridge Holdings Corp.	25,759	477
	Mitani Sekisan Co. Ltd.	40,000	477
	Tokyo Electron Device Ltd.	19,216	476
	Kisoji Co. Ltd.	30,700	474
	CTI Engineering Co. Ltd.	23,900	474
	Takaoka Toko Co. Ltd.	11,052	473
	Arata Corp.	28,798	471
	Nishio Holdings Co. Ltd.	17,533	470
*	Nxera Pharma Co. Ltd.	85,700	469
	Genky DrugStores Co. Ltd.	19,800	464
	SBS Holdings Inc.	16,600	463
[1]	Kura Sushi Inc.	44,120	462
	Katakura Industries Co. Ltd.	26,200	462
	Sakai Moving Service Co. Ltd.	24,718	461
	Pack Corp.	50,838	461
	Hirata Corp.	26,345	461
	Zacros Corp.	54,720	460
	Sato Corp.	30,093	460
	Eiken Chemical Co. Ltd.	33,956	456
	Ki-Star Real Estate Co. Ltd.	20,600	455
	Mochida Pharmaceutical Co. Ltd.	23,280	454
	Maxell Ltd.	35,202	453
	Shinnihon Corp.	34,382	453
	JAC Recruitment Co. Ltd.	76,436	453

		Shares	Market Value ($000)
	Prima Meat Packers Ltd.	29,065	452
	Marusan Securities Co. Ltd.	59,229	450
[1]	Dip Corp.	38,106	446
	Plus Alpha Consulting Co. Ltd.	30,889	445
	Starzen Co. Ltd.	52,596	444
	ZERIA Pharmaceutical Co. Ltd.	33,705	442
[1]	Cybozu Inc.	25,688	440
	Bando Chemical Industries Ltd.	29,003	438
	Osaka Organic Chemical Industry Ltd.	15,700	438
	Ichigo Inc.	168,943	437
	Tokushu Tokai Paper Co. Ltd.	33,380	436
	TV Asahi Holdings Corp.	22,200	435
	Shinagawa Refra Co. Ltd.	33,862	435
	Token Corp.	5,166	433
[1]	Sagami Holdings Corp.	33,211	432
	Oiles Corp.	24,171	430
	RYODEN Corp.	15,740	429
	Anicom Holdings Inc.	57,136	429
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	61,676	428
	Funai Soken Holdings Inc.	61,812	428
[1]	Ise Chemicals Corp.	20,340	427
	Nippon Ceramic Co. Ltd.	18,310	426
	Yondenko Corp.	34,000	426
	Prestige International Inc.	94,906	422
	Airman Corp.	26,500	420
	Sanyo Chemical Industries Ltd.	13,852	419
	eGuarantee Inc.	36,400	419
	AOKI Holdings Inc.	38,723	418
	UT Group Co. Ltd.	360,500	415
	Iwaki Co. Ltd.	12,900	413
	Weathernews Inc.	32,496	411
	M&A Capital Partners Co. Ltd.	16,944	411
	Sun Frontier Fudousan Co. Ltd.	26,104	410
	Shoei Foods Corp.	14,741	408
	Yamae Group Holdings Co. Ltd.	23,200	408
	Yuasa Co. Ltd.	11,226	407
	Roland Corp.	15,500	407
	Nippon Chemi-Con Corp.	21,296	406
	Japan Investment Adviser Co. Ltd.	30,300	406
	Nichireki Group Co. Ltd.	29,300	405
	Kumiai Chemical Industry Co. Ltd.	88,037	404
	Vital KSK Holdings Inc.	38,442	403
	Tomoku Co. Ltd.	14,256	402
	Sakai Chemical Industry Co. Ltd.	16,128	399
	United Arrows Ltd.	26,078	397
	Orient Corp.	70,174	396
	Yahagi Construction Co. Ltd.	33,286	396
	Nippon Kanzai Holdings Co. Ltd.	22,525	396
	Teikoku Corp.	18,718	392
	G-Tekt Corp.	29,104	392
	J Trust Co. Ltd.	76,743	391
	Shofu Inc.	29,500	389
	Tamura Corp.	78,047	388
	Nissan Shatai Co. Ltd.	64,010	387
	Okura Industrial Co. Ltd.	11,164	387
	Belluna Co. Ltd.	57,377	386
	Mitsuboshi Belting Ltd.	15,101	386
	Tachibana Eletech Co. Ltd.	17,900	385
	Kawada Technologies Inc.	48,420	382
	Sumitomo Seika Chemicals Co. Ltd.	49,795	380
	West Holdings Corp.	24,114	379
	Stella Chemifa Corp.	11,859	378
	Computer Engineering & Consulting Ltd.	26,928	377
	Nippon Carbon Co. Ltd.	12,751	377
	VT Holdings Co. Ltd.	121,894	376
	Kameda Seika Co. Ltd.	47,114	376
	Oyo Corp.	21,602	376
	S Foods Inc.	21,836	376
	AZ-COM MARUWA Holdings Inc.	65,188	376
	Mitsui DM Sugar Co. Ltd.	17,429	375

		Shares	Market Value ($000)
	Hakuto Co. Ltd.	12,145	374
	Daido Metal Co. Ltd.	44,134	373
	Ryobi Ltd.	23,477	373
[1]	Fixstars Corp.	28,700	373
	Tokai Corp.	24,118	369
	Nissha Co. Ltd.	44,728	368
	Topy Industries Ltd.	20,118	368
	Lifedrink Co. Inc.	40,344	367
	Koshidaka Holdings Co. Ltd.	55,368	364
	Sinko Industries Ltd.	47,427	363
	BRONCO BILLY Co. Ltd.	21,518	363
	Chubu Shiryo Co. Ltd.	30,379	359
	Tanseisha Co. Ltd.	41,249	359
*	Nippon Sheet Glass Co. Ltd.	119,382	358
	Torishima Pump Manufacturing Co. Ltd.	20,701	356
	One REIT Inc.	716	356
	Sala Corp.	49,600	355
	Nagawa Co. Ltd.	10,900	355
	TSI Holdings Co. Ltd.	45,984	354
	Vector Inc.	31,494	350
	Imperial Hotel Ltd.	55,300	349
	Marudai Food Co. Ltd.	24,196	348
	HIS Co. Ltd.	54,048	347
	m-up Holdings Inc.	69,600	346
	Chofu Seisakusho Co. Ltd.	26,211	345
	Sintokogio Ltd.	48,078	345
	K&O Energy Group Inc.	30,272	343
	Kyokuto Securities Co. Ltd.	30,900	343
	SRA Holdings	11,768	343
[1]	Tama Home Co. Ltd.	18,000	343
	Shizuoka Gas Co. Ltd.	43,438	342
	Murakami Corp.	8,199	342
	Hokuto Corp.	27,805	341
	Iriso Electronics Co. Ltd.	20,007	341
	Press Kogyo Co. Ltd.	63,593	341
*,1	Kappa Create Co. Ltd.	33,293	340
*	Medley Inc.	26,400	339
	Curves Holdings Co. Ltd.	56,368	338
	Fukuda Corp.	13,952	337
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	336
	Japan Transcity Corp.	39,876	336
	Zojirushi Corp.	37,098	335
	Kyorin Pharmaceutical Co. Ltd.	46,687	334
	Aida Engineering Ltd.	44,534	331
	Digital Garage Inc.	21,748	330
	ASKUL Corp.	41,610	329
	Matsuyafoods Holdings Co. Ltd.	10,463	329
[1]	Gift Holdings Inc.	10,200	329
	Fujicco Co. Ltd.	32,801	328
	Retail Partners Co. Ltd.	38,200	328
	Unipres Corp.	39,320	327
	Kyokuyo Co. Ltd.	11,457	326
	Mitsubishi Research Institute Inc.	10,771	325
	Nihon Nohyaku Co. Ltd.	48,181	324
	Siix Corp.	37,136	323
	GLOBERIDE Inc.	20,200	322
	Osaki Electric Co. Ltd.	34,810	322
	Asanuma Corp.	59,400	322
	Aucnet Inc.	38,600	322
	J-Oil Mills Inc.	24,516	321
[1]	Pacific Metals Co. Ltd.	20,933	321
[1]	Obara Group Inc.	8,945	320
	Goldcrest Co. Ltd.	15,726	319
	Hoosiers Holdings Co. Ltd.	41,000	318
*,1	PKSHA Technology Inc.	18,088	317
	V Technology Co. Ltd.	9,458	316
[1]	Kojima Co. Ltd.	36,493	316
	ASKA Pharmaceutical Holdings Co. Ltd.	23,504	315
[1]	Asahi Diamond Industrial Co. Ltd.	46,060	314
	Halows Co. Ltd.	13,061	314

		Shares	Market Value ($000)
	Nichiden Corp.	16,240	314
*,1	Atom Corp.	130,751	312
	Sparx Group Co. Ltd.	22,080	311
	Bell System24 Holdings Inc.	36,148	310
	Starts Proceed Investment Corp.	268	310
	Yondoshi Holdings Inc.	23,618	307
	United Super Markets Holdings Inc.	59,487	307
	Sankei Real Estate Inc.	458	307
	ES-Con Japan Ltd.	45,600	306
	Cresco Ltd.	30,200	306
[1]	Inui Global Logistics Co. Ltd.	25,703	304
*	RENOVA Inc.	52,200	303
	HI-LEX Corp.	21,300	303
	Tekken Corp.	11,042	302
	Daiwa Ltd.	27,877	301
	Mirarth Holdings Inc.	117,312	301
	Geo Holdings Corp.	22,964	300
	Hokkaido Gas Co. Ltd.	62,345	300
	Mitsuba Corp.	40,139	299
	Riso Kagaku Corp.	45,166	296
	Strike Group Co. Ltd.	35,690	296
	Tosei REIT Investment Corp.	352	295
	Kyodo Printing Co. Ltd.	28,660	293
	TOA ROAD Corp.	28,745	292
	Ichiyoshi Securities Co. Ltd.	30,038	291
	GMO Financial Holdings Inc.	42,800	291
	Insource Co. Ltd.	61,200	290
[1]	Japan Engine Corp.	5,000	290
	St. Marc Holdings Co. Ltd.	17,934	289
[1]	Oisix Inc.	28,354	288
	Miyaji Engineering Group Inc.	29,014	288
	Key Coffee Inc.	22,822	287
[1]	Shibusawa Logistics Corp.	25,224	287
	Mars Group Holdings Corp.	14,458	285
[1]	Fujio Food Group Inc.	39,900	284
	Rheon Automatic Machinery Co. Ltd.	29,886	283
[1]	Nippon Parking Development Co. Ltd. Class C	182,310	281
	Fudo Tetra Corp.	16,771	280
	FIDEA Holdings Co. Ltd.	20,790	280
[1]	JM Holdings Co. Ltd.	32,600	280
	Chori Co. Ltd.	11,452	279
	Ines Corp.	20,788	277
	Nagaileben Co. Ltd.	24,783	277
	Okinawa Electric Power Co. Inc.	42,144	277
	Tokyo Energy & Systems Inc.	22,110	274
	Alpen Co. Ltd.	19,728	274
	Kyoei Steel Ltd.	22,602	274
*,1	Japan Display Inc.	898,039	271
	Aichi Corp.	29,782	270
	Nippon Denko Co. Ltd.	101,876	270
	Broadleaf Co. Ltd.	97,652	270
	Chubu Steel Plate Co. Ltd.	20,300	270
	PHC Holdings Corp.	38,900	269
	Genki Global Dining Concepts Corp.	12,093	268
	JCR Pharmaceuticals Co. Ltd.	89,432	267
[1]	Chuo Spring Co. Ltd.	11,528	265
	Koatsu Gas Kogyo Co. Ltd.	39,573	265
	Feed One Co. Ltd.	32,768	264
	Avex Inc.	31,755	263
*,1	Osaka Steel Co. Ltd.	16,848	263
	Iseki & Co. Ltd.	22,631	260
	Nihon Tokushu Toryo Co. Ltd.	16,700	258
	Sanyo Electric Railway Co. Ltd.	20,523	258
	Wellneo Sugar Co. Ltd.	14,900	258
	Miroku Jyoho Service Co. Ltd.	22,512	257
	Toyo Kanetsu KK	16,920	257
	Towa Bank Ltd.	31,147	256
	Qol Holdings Co. Ltd.	19,527	256
	Transaction Co. Ltd.	34,000	255
	CMK Corp.	65,381	254

		Shares	Market Value ($000)
	LITALICO Inc.	25,400	254
	Piolax Inc.	23,188	253
	Maxvalu Tokai Co. Ltd.	12,300	253
	KPP Group Holdings Co. Ltd.	36,471	253
	Digital Arts Inc.	9,856	252
	SIGMAXYZ Holdings Inc.	66,600	250
[1]	baudroie Inc.	13,853	250
	Sanshin Electronics Co. Ltd.	13,600	247
	Tayca Corp.	17,788	246
	Shinwa Co. Ltd.	12,349	245
	JSP Corp.	15,348	243
	KeePer Technical Laboratory Co. Ltd.	13,826	243
	Taki Chemical Co. Ltd.	7,800	242
	Daiki Aluminium Industry Co. Ltd.	26,335	242
	UNISOL Holdings Corp.	13,500	242
[1]	Change Holdings Inc.	40,100	241
[1]	Giken Ltd.	20,237	240
	Toyo Corp.	19,695	240
	Kyosan Electric Manufacturing Co. Ltd.	44,083	238
	Toa Corp. (XTKS)	23,497	238
	Dai Nippon Toryo Co. Ltd.	27,086	237
	Shinko Shoji Co. Ltd.	24,230	237
	Daito Pharmaceutical Co. Ltd.	30,130	236
	SRE Holdings Corp.	13,683	234
	Hokkan Holdings Ltd.	15,555	233
	Samty Residential Investment Corp.	407	233
	Fukui Computer Holdings Inc.	11,569	232
	Intage Holdings Inc.	19,350	232
	en Japan Inc.	28,700	231
	Pasona Group Inc.	23,720	230
	Komehyo Holdings Co. Ltd.	7,300	229
[1]	Kosaido Holdings Co. Ltd.	72,400	228
	Aiphone Co. Ltd.	12,845	227
	Vision Inc.	35,013	227
	Mie Kotsu Group Holdings Inc.	65,236	226
	Septeni Holdings Co. Ltd.	70,000	226
	Kanro Inc.	32,300	224
	ESCON Japan REIT Investment Corp.	318	223
	Onoken Co. Ltd.	24,730	222
	Gakken Holdings Co. Ltd.	34,300	219
	France Bed Holdings Co. Ltd.	27,398	219
	Warabeya Nichiyo Holdings Co. Ltd.	12,539	219
	Futaba Industrial Co. Ltd.	33,829	218
	Buffalo Inc.	12,718	218
	Nittoku Co. Ltd.	13,400	218
	TOC Co. Ltd.	37,192	214
	Mirai Industry Co. Ltd.	9,995	213
	Maezawa Kyuso Industries Co. Ltd.	21,416	211
	Nafco Co. Ltd.	14,993	211
	Godo Steel Ltd.	11,758	209
	Neturen Co. Ltd.	23,940	206
	DyDo Group Holdings Inc.	10,839	205
[1]	YA-MAN Ltd.	42,070	203
	Yukiguni Factory Co. Ltd.	27,700	203
	Arakawa Chemical Industries Ltd.	17,922	202
	Nippon Rietec Co. Ltd.	13,400	202
[1]	Shima Seiki Manufacturing Ltd.	34,768	201
	TDC Soft Inc.	30,283	201
	Shin Nippon Biomedical Laboratories Ltd.	25,110	200
	Kanaden Corp.	13,016	199
	Avant Group Corp.	25,000	199
	grems Inc.	12,300	198
[1]	Tess Holdings Co. Ltd.	47,600	198
	Sinanen Holdings Co. Ltd.	4,760	197
	Istyle Inc.	69,976	194
	I'll Inc.	13,500	192
	Nippon Fine Chemical Co. Ltd.	11,900	192
*	Net Protections Holdings Inc.	69,200	190
	Kenko Mayonnaise Co. Ltd.	14,738	189
	Rock Field Co. Ltd.	21,912	188

		Shares	Market Value ($000)
	Softcreate Holdings Corp.	14,396	188
	Central Security Patrols Co. Ltd.	10,602	185
	Zenrin Co. Ltd.	32,495	185
	Midac Holdings Co. Ltd.	13,435	184
	PS Construction Co. Ltd.	12,962	183
	Cawachi Ltd.	8,746	182
	Software Service Inc.	2,600	179
	Asahi Co. Ltd.	20,900	178
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	176
	Gecoss Corp.	16,150	176
	euglena Co. Ltd.	82,608	176
	Sumida Corp.	21,955	175
	Business Engineering Corp.	22,600	173
	Pronexus Inc.	22,931	170
	Futaba Corp.	44,500	170
	Nippon Sharyo Ltd.	8,068	170
	Chiyoda Co. Ltd.	27,087	169
	CAC Holdings Corp.	14,400	167
	Shindengen Electric Manufacturing Co. Ltd.	7,964	167
	Base Co. Ltd.	8,300	167
	Icom Inc.	8,100	166
	Tohokushinsha Film Corp.	52,600	164
	Cosel Co. Ltd.	21,097	163
	Hisaka Works Ltd.	16,402	163
*,1	Giftee Group Inc.	24,741	163
[1]	Studio Alice Co. Ltd.	13,056	162
	Health Care & Medical Investment Corp.	245	162
[1]	Ministop Co. Ltd.	13,744	161
	Daikokutenbussan Co. Ltd.	5,677	161
	Fujiya Co. Ltd.	10,451	160
	World Holdings Co. Ltd.	9,600	159
	Akatsuki Inc.	8,300	159
	Xebio Holdings Co. Ltd.	22,998	158
	LEC Inc.	25,884	157
	Hodogaya Chemical Co. Ltd.	12,246	156
[1]	Honeys Holdings Co. Ltd.	17,130	154
	Nichiban Co. Ltd.	12,500	153
	Alpha Systems Inc.	7,367	152
	JP-Holdings Inc.	37,545	149
	Fuji Pharma Co. Ltd.	12,700	148
	ST Corp.	15,449	147
	Sanoh Industrial Co. Ltd.	29,398	147
	Inaba Seisakusho Co. Ltd.	13,563	145
[1]	FP Partner Inc.	10,546	145
	WATAMI Co. Ltd.	24,118	143
[1]	Remixpoint Inc.	116,384	142
	Nakayama Steel Works Ltd.	34,329	141
	Komatsu Matere Co. Ltd.	30,943	138
[1]	PIA Corp.	7,671	137
	Eslead Corp.	4,200	137
[1]	Aeon Fantasy Co. Ltd.	7,870	136
[1]	eRex Co. Ltd.	25,861	136
[1]	Daikoku Denki Co. Ltd.	8,700	134
	Sankyo Seiko Co. Ltd.	26,735	134
	Link & Motivation Inc.	33,400	132
	Oriental Shiraishi Corp.	57,629	132
	Daiho Corp.	26,100	130
[1]	Quants Research Institute Holdings Inc.	21,965	128
	YAKUODO Holdings Co. Ltd.	11,552	125
	Kintetsu Department Store Co. Ltd.	10,658	124
	Airport Facilities Co. Ltd.	20,715	122
	Nitto Kohki Co. Ltd.	11,450	122
	Tv Tokyo Holdings Corp.	5,674	122
	ZIGExN Co. Ltd.	46,200	122
	Chiyoda Integre Co. Ltd.	5,946	121
	Daikyonishikawa Corp.	18,845	121
	KNT-CT Holdings Co. Ltd.	9,949	119
[1]	Aeon Hokkaido Corp.	22,500	119
	Nihon Trim Co. Ltd.	3,879	116
	Central Sports Co. Ltd.	7,446	114

		Shares	Market Value ($000)
	Amuse Inc.	9,354	114
	Yorozu Corp.	20,213	113
	Shinsho Corp.	6,900	111
	Cleanup Corp.	18,830	109
	Tosho Co. Ltd.	22,631	109
	Comture Corp.	12,100	109
[1]	EM Systems Co. Ltd.	30,900	108
[1]	TerraSky Co. Ltd.	8,390	108
*	Universal Entertainment Corp.	25,490	106
	Amvis Holdings Inc.	44,391	106
	Gamecard Holdings Inc	6,400	106
	Management Solutions Co. Ltd.	11,326	102
	Moriroku Co. Ltd.	6,400	100
	FULLCAST Holdings Co. Ltd.	8,696	94
	Tsutsumi Jewelry Co. Ltd.	5,800	92
	Seikitokyu Kogyo Co. Ltd.	9,700	91
	Sumiseki Holdings Inc.	25,000	91
	Aizawa Securities Group Co. Ltd.	8,526	91
[1]	Okuwa Co. Ltd.	17,777	90
	Rokko Butter Co. Ltd.	13,544	90
	Corona Corp.	14,040	87
	NEC Capital Solutions Ltd.	3,266	85
	GMO GlobalSign Holdings KK	5,811	83
	COLOPL Inc.	33,282	82
	G-7 Holdings Inc.	8,800	80
	Oro Co. Ltd.	5,700	79
	Altech Corp.	15,300	79
	Daisyo Corp.	10,458	74
	Yamashin-Filter Corp.	20,199	68
	LIFULL Co. Ltd.	52,139	66
*,1	Nippon Coke & Engineering Co. Ltd.	101,022	60
	Media Do Co. Ltd.	7,430	60
	Shimadaya Corp.	5,659	59
	Okabe Co. Ltd.	9,611	55
	Ichikoh Industries Ltd.	15,944	53
	GREE Holdings Inc.	18,439	46
	Artnature Inc.	6,406	36
	JDC Corp.	7,600	24
	SBI ARUHI Corp.	4,200	21
	Kanamic Network Co. Ltd.	5,800	18
	CTS Co. Ltd.	2,991	16
	Yushin Co.	2,504	10
	Nisso Holdings Co. Ltd.	2,100	8
	Seikagaku Corp.	1,522	7
*	Optim Corp.	2,082	5
	Elan Corp.	800	4
	Advan Group Co. Ltd.	487	3
	Marvelous Inc.	1,069	3
	Riso Kyoiku Group Corp.	1,200	2
	FAN Communications Inc.	903	2
			7,188,507
New Zealand (0.5%)
	Fisher & Paykel Healthcare Corp. Ltd. Class C	623,611	14,915
	Auckland International Airport Ltd.	1,795,258	9,205
	Infratil Ltd.	989,487	8,590
	Contact Energy Ltd.	1,021,689	5,464
	Meridian Energy Ltd.	1,355,580	4,546
	Mainfreight Ltd.	86,492	3,527
	Mercury NZ Ltd.	711,829	2,809
	EBOS Group Ltd.	196,455	2,547
*	Fletcher Building Ltd. (XNZE)	1,060,150	2,273
	Spark New Zealand Ltd.	1,845,444	2,086
	Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.	1,199,848	1,418
	Freightways Group Ltd.	172,756	1,408
*	Ryman Healthcare Ltd.	931,128	1,175
	Precinct Properties Group	1,891,528	1,172
	Summerset Group Holdings Ltd.	236,521	1,160
	Genesis Energy Ltd.	634,164	955
	Channel Infrastructure NZ Ltd.	461,327	927

		Shares	Market Value ($000)
	Vector Ltd.	304,153	886
	Kiwi Property Group Ltd.	1,501,523	823
	Scales Corp. Ltd.	158,800	607
	Vital Healthcare Property Trust	533,130	592
	Argosy Property Ltd.	924,139	566
	Heartland Group Holdings Ltd.	770,625	563
	Air New Zealand Ltd.	1,917,991	467
*	SKYCITY Entertainment Group Ltd.	1,232,319	449
*	Oceania Healthcare Ltd.	846,602	376
	Stride Property Group	552,332	375
	SKY Network Television Ltd.	119,400	229
*	Fletcher Building Ltd. (XASX)	40,358	86
			70,196
Singapore (3.5%)
	DBS Group Holdings Ltd.	2,185,784	126,112
	Oversea-Chinese Banking Corp. Ltd.	3,480,997	79,065
	United Overseas Bank Ltd.	1,305,690	44,157
	Singapore Telecommunications Ltd.	7,951,315	27,511
	Singapore Exchange Ltd.	877,018	16,720
	Keppel Ltd.	1,520,060	13,576
	CapitaLand Integrated Commercial Trust	6,814,766	13,226
	Singapore Technologies Engineering Ltd.	1,614,930	12,690
	Singapore Airlines Ltd.	1,662,883	9,975
	CapitaLand Ascendas REIT	4,453,252	8,920
	Wilmar International Ltd.	1,897,916	5,804
	CapitaLand Investment Ltd.	2,459,905	5,098
[1]	Sembcorp Industries Ltd.	949,968	4,086
	UOL Group Ltd.	505,397	3,900
	Seatrium Ltd.	2,322,818	3,891
	Keppel DC REIT	2,128,399	3,701
	Venture Corp. Ltd.	292,116	3,640
	Mapletree Logistics Trust	3,615,572	3,493
	SATS Ltd.	926,366	3,415
	Mapletree Industrial Trust	2,248,021	3,383
[1]	Genting Singapore Ltd.	5,959,294	2,949
	City Developments Ltd.	468,417	2,865
	Thai Beverage PCL	7,817,600	2,809
	Keppel REIT	3,857,053	2,767
	Suntec REIT	2,251,066	2,597
	Mapletree Pan Asia Commercial Trust	2,467,337	2,559
	Frasers Centrepoint Trust	1,390,469	2,460
	NetLink NBN Trust	3,016,000	2,373
	Frasers Logistics & Commercial Trust	3,025,856	2,336
	ComfortDelGro Corp. Ltd.	2,223,704	2,324
	CapitaLand Ascott Trust	2,808,033	1,981
	Keppel Infrastructure Trust	4,517,009	1,918
	Sheng Siong Group Ltd.	736,699	1,917
	Haw Par Corp. Ltd.	146,000	1,832
	AEM Holdings Ltd.	280,091	1,802
	Parkway Life REIT	456,054	1,501
	Golden Agri-Resources Ltd.	6,753,693	1,500
	UMS Integration Ltd.	761,400	1,352
	Jardine Cycle & Carriage Ltd.	58,327	1,337
	Lendlease Global Commercial REIT	2,707,603	1,245
	First Resources Ltd.	453,489	1,198
	ESR-REIT	563,033	1,150
[1]	iFAST Corp. Ltd.	159,600	1,131
	Hutchison Port Holdings Trust	5,201,766	1,005
	Yangzijiang Maritime Development Ltd.	2,202,200	1,004
	Capitaland India Trust	1,137,534	940
	Olam Group Ltd.	855,500	934
	Centurion Accommodation REIT	954,100	840
	UOB-Kay Hian Holdings Ltd.	256,300	820
	AIMS APAC REIT	639,501	798
	OUE REIT	2,775,416	768
	Starhill Global REIT	1,717,101	743
	CapitaLand China Trust	1,433,730	738
	Stoneweg Europe Stapled Trust	382,380	701
*	NTT DC REIT	704,500	648

		Shares	Market Value ($000)
	StarHub Ltd.	658,370	564
	Raffles Medical Group Ltd.	773,237	531
	SIA Engineering Co. Ltd.	219,309	530
	CDL Hospitality Trusts	838,800	520
[1]	Singapore Post Ltd.	1,897,329	503
*	Digital Core REIT Management Pte. Ltd.	1,003,300	492
[1]	Riverstone Holdings Ltd.	631,200	413
	Bumitama Agri Ltd.	313,547	401
	Far East Hospitality Trust	866,089	388
	Nanofilm Technologies International Ltd.	374,900	310
	First REIT	1,236,408	222
	Prime US REIT	1,299,630	204
	COSCO Shipping International Singapore Co. Ltd.	2,009,200	186
	KORE US REIT	951,800	170
*	Manulife US REIT	2,020,175	101
			453,740
South Korea (20.1%)
	Samsung Electronics Co. Ltd. (XKRX)	4,974,992	865,921
	SK Hynix Inc. (XKRX)	597,446	678,493
	SK Square Co. Ltd.	96,219	66,161
[1]	Samsung Electro-Mechanics Co. Ltd.	59,305	45,318
	KB Financial Group Inc.	368,147	43,087
[1]	Hyundai Motor Co.	144,800	38,366
	Shinhan Financial Group Co. Ltd.	458,152	31,805
	Hana Financial Group Inc.	282,603	24,428
	NAVER Corp.	161,367	23,101
	Kia Corp.	252,643	22,778
	Hanwha Aerospace Co. Ltd.	35,007	22,474
*	Doosan Enerbility Co. Ltd.	476,494	21,837
	Hyundai Mobis Co. Ltd.	61,850	20,003
	Samsung C&T Corp.	85,483	19,914
	Celltrion Inc.	154,228	19,876
	Samsung Life Insurance Co. Ltd.	85,865	17,999
*,1	Samsung SDI Co. Ltd. (XKRX)	63,104	17,207
	POSCO Holdings Inc.	78,191	16,883
	Woori Financial Group Inc.	727,218	16,835
	SK Inc.	38,846	14,513
	Samsung Fire & Marine Insurance Co. Ltd.	32,097	13,892
	KT&G Corp.	106,069	13,199
*,2	Samsung Biologics Co. Ltd.	12,738	13,105
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	48,144	12,785
[1]	LG Electronics Inc. (XKRX)	113,858	12,620
[1]	Hyundai Heavy Industries Co. Ltd.	34,804	11,653
*,1	LG Energy Solution Ltd.	51,473	11,645
[1]	HD Hyundai Electric Co. Ltd.	24,399	11,283
*	Samsung Heavy Industries Co. Ltd.	723,969	10,764
[1]	LS Electric Co. Ltd.	81,967	10,321
[1]	Alteogen Inc.	42,940	9,203
*,1	Hanwha Ocean Co. Ltd.	153,588	9,092
	Hyosung Heavy Industries Corp.	5,594	9,092
	LG Chem Ltd. (XKRX)	49,752	8,812
	Kakao Corp.	330,383	8,514
	Hyundai Rotem Co. Ltd.	77,604	7,212
	LIG Defense&Aerospace Co. Ltd.	14,362	7,018
[1]	Korea Aerospace Industries Ltd.	76,240	6,788
	Korea Electric Power Corp.	277,030	6,657
[1]	Hanmi Semiconductor Co. Ltd.	44,868	6,486
	LG Corp.	92,208	6,393
	Korea Investment Holdings Co. Ltd.	44,263	6,249
*	Meritz Financial Group Inc.	72,183	6,194
	HD Hyundai Co. Ltd.	44,697	6,138
	Samsung SDS Co. Ltd.	42,621	6,008
[1]	Doosan Co. Ltd.	7,523	5,940
[1]	Ecopro Co. Ltd.	107,911	5,907
[1]	APR Corp.	26,173	5,809
*	SK Innovation Co. Ltd.	73,219	5,608
	Hyundai Glovis Co. Ltd.	40,384	5,538
[1]	LG Innotek Co. Ltd.	15,022	5,188
	Hyundai Engineering & Construction Co. Ltd.	78,351	5,077

		Shares	Market Value ($000)
[1]	Mirae Asset Securities Co. Ltd.	211,047	5,014
	Samsung E&A Co. Ltd.	167,861	4,969
	Krafton Inc.	29,353	4,961
	Samsung Securities Co. Ltd.	67,092	4,548
	DB Insurance Co. Ltd.	41,872	4,534
[1]	HMM Co. Ltd.	303,558	4,423
[1]	Ecopro BM Co. Ltd.	56,799	4,057
	S-Oil Corp.	44,789	4,011
	Industrial Bank of Korea	271,954	3,899
[1]	Samyang Foods Co. Ltd.	4,392	3,581
[1]	Korea Zinc Co. Ltd.	5,203	3,548
	Korean Air Lines Co. Ltd.	198,432	3,515
	Coway Co. Ltd.	55,366	3,508
	Hankook Tire & Technology Co. Ltd.	73,895	3,442
[1]	Hanwha Systems Co. Ltd.	78,524	3,439
[1]	POSCO Future M Co. Ltd.	35,620	3,380
	LS Corp.	18,076	3,262
	KakaoBank Corp.	207,156	3,177
	KIWOOM Securities Co. Ltd.	15,855	3,166
[1]	Yuhan Corp.	58,905	3,008
	HYBE Co. Ltd.	25,254	2,956
[1]	IsuPetasys Co. Ltd.	58,345	2,929
	GS Holdings Corp.	46,919	2,903
	JB Financial Group Co. Ltd.	159,147	2,903
	NH Investment & Securities Co. Ltd. Class C	144,208	2,825
	HD Construction Equipment Co. Ltd.	32,942	2,810
[1]	Amorepacific Corp.	31,116	2,806
	BNK Financial Group Inc.	263,885	2,766
*,1	HLB Co. Ltd.	129,835	2,762
[1]	LEENO Industrial Inc.	60,704	2,668
*,1	Rainbow Robotics	8,753	2,602
*,1	Hanwha Solutions Corp. (XKRX)	147,328	2,593
[1]	Daeduck Electronics Co. Ltd.	35,931	2,354
[1]	Jusung Engineering Co. Ltd.	28,418	2,345
	LG Uplus Corp.	225,585	2,313
[1]	HD Hyundai Marine Solution Co. Ltd. Class C	18,075	2,296
[1]	LG CNS Co. Ltd.	52,711	2,263
[1]	Doosan Bobcat Inc.	54,667	2,250
*	SK Biopharmaceuticals Co. Ltd.	40,868	2,245
	NC Corp.	13,548	2,203
	Orion Corp.	23,373	2,144
*	ABLBio Inc.	45,262	2,098
*,1	LG Display Co. Ltd.	327,074	2,058
[1]	WONIK IPS Co. Ltd.	31,019	2,035
*,1	Peptron Inc.	22,476	1,993
[1]	LG H&H Co. Ltd. (XKRX)	9,947	1,987
[1]	Hanjin Kal Corp.	25,593	1,956
	SK Telecom Co. Ltd.	34,088	1,926
*	Taihan Cable & Solution Co. Ltd.	116,436	1,853
[1]	Posco International Corp.	50,691	1,848
	Eo Technics Co. Ltd.	9,109	1,847
	DB HiTek Co. Ltd.	32,433	1,842
[1]	Shinsegae Inc.	6,358	1,840
	iM Financial Group Co. Ltd.	156,582	1,836
[1]	OCI Holdings Co. Ltd.	13,859	1,827
[1]	PSK Inc.	20,717	1,824
[1]	Hyundai Autoever Corp.	7,229	1,809
*,1	Daewoo Engineering & Construction Co. Ltd.	208,759	1,791
*,1	Samsung Episholdings Co. Ltd.	6,851	1,779
[1]	Sanil Electric Co. Ltd.	17,768	1,725
[1]	PharmaResearch Co. Ltd.	7,181	1,687
*,1	LigaChem Biosciences Inc.	27,837	1,679
	Hyundai Steel Co.	92,037	1,671
*	Hyundai Marine & Fire Insurance Co. Ltd.	61,247	1,629
*,1	L&F Co. Ltd.	32,208	1,622
[1]	HPSP Co. Ltd.	68,396	1,612
	Sam Chun Dang Pharm Co. Ltd.	15,558	1,604
	Hanmi Pharm Co. Ltd.	6,858	1,581
*,1	Fadu Inc.	36,684	1,581
*	Hanwha Engine	57,759	1,550

		Shares	Market Value ($000)
[3]	Hanwha Corp. (XKRX)	24,588	1,504
[1]	SIMMTECH Co. Ltd.	26,815	1,495
*	Doosan Robotics Inc.	34,664	1,482
	Youngone Corp.	22,334	1,387
*,1	Jeju Semiconductor Corp.	31,902	1,383
	Korean Reinsurance Co.	142,677	1,371
*,1	Robotis Co. Ltd.	10,753	1,347
*,1	SKC Co. Ltd.	27,360	1,343
[1]	Hansol Chemical Co. Ltd.	9,396	1,336
	CJ Corp.	14,115	1,266
	Hyundai Elevator Co. Ltd.	26,895	1,259
	DL E&C Co. Ltd.	31,243	1,250
	CJ CheilJedang Corp. (XKRX)	9,355	1,244
[1]	D'Alba Global Co. Ltd.	8,061	1,231
	Kangwon Land Inc.	119,463	1,225
	Kumho Petrochemical Co. Ltd.	15,256	1,213
[1]	KEPCO Engineering & Construction Co. Inc.	19,774	1,209
*,1	OliX Pharmaceuticals Inc.	18,157	1,191
	KCC Corp.	4,520	1,190
[1]	Eugene Technology Co. Ltd.	15,640	1,180
*,1	Kakaopay Corp.	39,724	1,175
[1]	GS Engineering & Construction Corp.	70,838	1,126
[1]	TES Co. Ltd.	12,745	1,114
*,1	D&D PharmaTech Inc.	31,018	1,086
	E-MART Inc.	19,681	1,083
	Hyundai Department Store Co. Ltd.	13,192	1,078
*,1	Woori Technology Inc.	171,247	1,069
[1]	Cosmax Inc.	8,288	1,064
	HL Mando Co. Ltd.	34,282	1,053
*	Hotel Shilla Co. Ltd.	34,595	1,045
*	Hanwha Vision Co. Ltd.	36,631	1,041
	S-1 Corp.	20,650	1,023
[1]	Koh Young Technology Inc.	54,929	1,023
	Kolmar Korea Co. Ltd.	15,244	1,009
	Misto Holdings Corp.	31,869	1,000
	Pan Ocean Co. Ltd.	263,518	998
*	Hugel Inc.	6,160	993
	Cheil Worldwide Inc.	74,429	983
[1]	Lotte Shopping Co. Ltd.	12,106	978
	ISC Co. Ltd.	10,874	958
	NongShim Co. Ltd.	3,582	957
*,1	Hanall Biopharma Co. Ltd.	32,134	957
*,1	Mezzion Pharma Co. Ltd.	23,112	942
[1]	Iljin Electric Co. Ltd.	26,437	940
*	Voronoi Inc.	12,002	931
[1]	SPG Co. Ltd.	14,211	923
	Dongjin Semichem Co. Ltd.	34,281	915
	Hana Micron Inc.	45,506	915
	Poongsan Corp.	18,168	913
	JYP Entertainment Corp.	29,926	901
*,1	Seojin System Co. Ltd.	39,678	897
*,1	Hanon Systems	387,486	878
*	Hanwha Life Insurance Co. Ltd.	289,306	875
*,1	Pearl Abyss Corp.	37,166	875
	Samsung Card Co. Ltd.	26,568	870
*,1	Naturecell Co. Ltd.	57,005	868
[1]	Park Systems Corp.	4,890	853
[1]	TechWing Inc.	29,686	839
*,1	Kumho Tire Co. Inc.	166,975	834
	ST Pharm Co. Ltd.	13,342	823
[1]	Silicon2 Co. Ltd.	34,814	822
	F&F Co. Ltd.	14,213	798
[1]	SK REITs Co. Ltd.	207,425	797
*	HD-Hyundai Marine Engine	23,492	797
	Youngone Holdings Co. Ltd.	5,885	784
[1]	Lotte Chemical Corp.	20,028	781
	BGF retail Co. Ltd.	8,969	777
[2]	Netmarble Corp.	28,812	770
*	Doosan Fuel Cell Co. Ltd.	43,805	747
*,1	ISU Specialty Chemical	20,715	747

		Shares	Market Value ($000)
[1]	Posco DX Co. Ltd.	56,029	744
	Hyosung Corp.	7,456	741
	LX International Corp.	28,379	740
[1]	KEPCO Plant Service & Engineering Co. Ltd.	23,323	728
[1]	Soulbrain Co. Ltd.	4,188	725
	Kolon Industries Inc.	21,898	722
[1]	Hyundai Wia Corp.	17,578	705
[1]	Classys Inc.	24,489	701
*,1	Ecopro Materials Co. Ltd.	30,846	685
[1]	CS Wind Corp.	26,047	678
	Korea Gas Corp.	27,890	673
*,1	SK Bioscience Co. Ltd.	28,401	667
[1]	L&C Bio Co. Ltd.	18,301	659
	Seegene Inc.	34,751	650
*	Oscotec Inc.	30,437	637
	Daou Technology Inc.	24,707	630
	GS Retail Co. Ltd.	35,248	604
[1]	SM Entertainment Co. Ltd.	12,537	599
*,1	Orum Therapeutics Inc.	19,239	598
	Daishin Securities Co. Ltd.	32,661	582
	Caregen Co. Ltd.	15,121	582
	Celltrion Pharm Inc.	20,443	572
[1]	Lotte Corp.	36,499	571
	SL Corp.	15,595	567
	Hyosung TNC Corp.	2,647	564
*	CosmoAM&T Co. Ltd.	25,187	563
[1]	Dongsuh Cos. Inc.	31,626	562
*,1	BHI Co. Ltd.	20,030	559
*,1	HJ Shipbuilding & Construction Co. Ltd.	51,112	557
[1]	Daejoo Electronic Materials Co. Ltd.	11,293	553
	Doosan Tesna Inc.	12,687	553
	Hanmi Science Co. Ltd.	22,067	548
[1]	Hyundai GF Holdings	67,191	544
[1]	SK Networks Co. Ltd.	103,759	524
	Han Kuk Carbon Co. Ltd.	35,130	524
	RFHIC Corp.	17,669	521
*,1	Taesung Co. Ltd.	23,675	514
	IPARK Hyundai Development Co.	37,088	511
	Innocean Worldwide Inc.	37,676	501
	CJ Logistics Corp.	9,684	500
*,1	Hyulim ROBOT Co. Ltd.	117,005	498
	Tokai Carbon Korea Co. Ltd.	4,352	491
	LOTTE Fine Chemical Co. Ltd.	15,236	471
	GC Biopharma Corp.	5,785	467
	DoubleUGames Co. Ltd.	11,080	464
[1]	Hankook & Co. Co. Ltd.	26,463	456
	Shinhan Alpha REIT Co. Ltd.	121,150	443
*	Lotte Energy Materials Corp.	23,306	435
	S&S Tech Corp.	15,673	435
	Amorepacific Holdings Corp.	24,240	430
	Pharmicell Co. Ltd.	61,070	426
*	Chabiotech Co. Ltd.	72,765	424
	HK inno N Corp.	16,770	421
[1]	Samwha Capacitor Co. Ltd.	8,722	415
[1]	People & Technology Inc.	20,814	410
*,1	Wonik Holdings Co. Ltd.	38,690	405
[1]	ESR Kendall Square REIT Co. Ltd.	175,191	404
	SOLUM Co. Ltd.	42,382	399
*	Lunit Inc.	62,404	399
	LOTTE REIT Co. Ltd.	154,879	393
*	Hanwha Investment & Securities Co. Ltd.	135,832	386
*,1	Hyundai Bioscience Co. Ltd.	92,829	382
[1]	KC Tech Co. Ltd.	7,967	376
*,1	Foosung Co. Ltd.	60,762	374
*	Seers Co. Ltd.	22,857	374
*	Curiox Biosystems Co. Ltd.	14,252	372
*	Asiana Airlines Inc.	76,556	370
	Daewoong Pharmaceutical Co. Ltd.	4,655	369
[1]	Shinsung Delta Tech Co. Ltd.	17,993	364
	SK Gas Ltd.	2,290	361

		Shares	Market Value ($000)
	Chong Kun Dang Pharmaceutical Corp.	7,695	359
	HAESUNG DS Co. Ltd.	10,983	359
*,1	SHIFT UP Corp.	16,027	356
*	DL Holdings Co. Ltd.	11,864	354
	DongKook Pharmaceutical Co. Ltd.	28,992	354
*,1	Clobot Co. Ltd.	21,944	351
*,1	Rznomics Inc.	20,806	348
*	Qurient Co. Ltd.	29,733	341
	HDC Holdings Co. Ltd.	24,607	340
	Orion Holdings Corp.	19,034	338
	YG Entertainment Inc.	12,524	333
	Lotte Rental Co. Ltd.	12,117	333
	Intellian Technologies Inc.	8,296	330
	Paradise Co. Ltd.	48,648	328
	Lake Materials Co. Ltd.	43,778	328
[1]	Cheryong Electric Co. Ltd.	11,461	328
*,1	GI Innovation Inc.	63,434	327
[1]	Solid Inc.	55,821	325
*,1	KMW Co. Ltd.	33,279	324
	SK Chemicals Co. Ltd.	11,808	322
[1]	Harim Holdings Co. Ltd.	48,332	321
*	LIVSMED Inc.	12,221	316
*,1	APRILBIO Co. Ltd.	20,439	314
	Sung Kwang Bend Co. Ltd.	16,478	309
*	Aimed Bio Inc.	21,884	308
	HL Holdings Corp.	11,624	304
[1]	Seah Besteel Holdings Corp.	13,123	302
*	Lotte Tour Development Co. Ltd.	37,482	301
	LS Materials Ltd.	41,925	300
[1]	Hite Jinro Co. Ltd.	27,717	298
	Yuanta Securities Korea Co. Ltd.	97,416	295
	NHN Corp.	11,496	295
	Lotte Chilsung Beverage Co. Ltd.	4,178	294
	LX Semicon Co. Ltd.	12,183	289
	BH Co. Ltd.	27,820	288
*	Duk San Neolux Co. Ltd.	13,610	282
	ENF Technology Co. Ltd.	9,886	282
*,1	SK oceanplant Co. Ltd.	32,576	282
[1]	NICE Information Service Co. Ltd.	28,620	281
*,1,2	SK IE Technology Co. Ltd.	30,517	281
*,1	SFA Semicon Co. Ltd.	84,193	280
*	CJ CGV Co. Ltd.	74,379	280
	Advanced Nano Products Co. Ltd.	10,069	276
*,1	ROKIT Healthcare Inc.	12,378	274
	InBody Co. Ltd.	8,418	269
	HS Hyosung Advanced Materials Corp.	2,364	264
	Korea Electric Terminal Co. Ltd.	6,129	263
[1]	Hanssem Co. Ltd.	9,683	263
	SK Discovery Co. Ltd.	7,339	263
[1]	Wemade Co. Ltd.	23,363	263
	SNT Motiv Co. Ltd.	14,248	262
*	SFA Nexel Co. Ltd.	56,989	261
	Medytox Inc.	5,112	256
*,1	Seoul Semiconductor Co. Ltd.	44,317	252
	i-SENS Inc.	21,550	250
*,1	SK Securities Co. Ltd.	181,126	249
*	Komipharm International Co. Ltd.	48,343	245
	Ecopro HN Co. Ltd.	14,721	243
*,1	Enchem Co. Ltd.	19,519	239
*,1	G2GBIO Inc.	12,670	238
*,1	Korea Line Corp.	179,479	235
	Otoki Corp.	1,035	235
*,1	Synopex Inc.	97,920	233
*,1	Kakao Games Corp.	41,571	232
	Il Dong Pharmaceutical Co. Ltd.	24,178	231
	Hanil Cement Co. Ltd.	23,608	229
*,1	Danal Co. Ltd.	73,121	229
	Bukwang Pharmaceutical Co. Ltd.	81,820	227
	Grand Korea Leisure Co. Ltd.	34,777	227
*	CJ ENM Co. Ltd.	10,327	226

		Shares	Market Value ($000)
[1]	Dongwon Industries Co. Ltd.	9,164	226
*,1	GemVax & Kael Co. Ltd.	32,275	226
*	OCI Co. Ltd.	4,737	226
	Hana Tour Service Inc.	10,555	223
	Daewoong Co. Ltd.	19,558	222
	Hancom Inc.	18,662	221
	TK Corp.	14,508	220
*	Hanwha General Insurance Co. Ltd.	55,595	219
	E1 Corp.	3,491	214
[1]	Korea Petrochemical Ind Co. Ltd.	3,579	211
	Sungwoo Hitech Co. Ltd.	54,259	211
	Sebang Global Battery Co. Ltd.	5,907	211
	Eugene Investment & Securities Co. Ltd.	73,834	211
*,1	Tongyang Life Insurance Co. Ltd.	35,954	210
	Daesang Corp.	16,891	209
*	Studio Dragon Corp.	13,849	208
	Seobu T&D	30,125	204
*	Shin Poong Pharmaceutical Co. Ltd.	38,748	204
	JW Pharmaceutical Corp.	12,484	203
	PI Advanced Materials Co. Ltd.	16,375	202
	DI Dong Il Corp.	12,284	201
*,1	Cosmochemical Co. Ltd.	32,923	201
	Boryung	34,542	198
	IS Dongseo Co. Ltd.	15,718	197
	Binggrae Co. Ltd.	4,107	194
[1]	NHN KCP Corp.	22,972	194
	Ahnlab Inc.	5,242	193
*	Inventage Lab Inc.	10,010	191
	Dong-A Socio Holdings Co. Ltd.	3,098	190
	Soop Co. Ltd.	5,542	185
[1]	GS P&L Co. Ltd.	7,569	185
[1]	Innox Advanced Materials Co. Ltd.	13,575	183
	Samchully Co. Ltd.	2,199	182
	SFA Engineering Corp.	13,015	180
*,1	Shinsung E&G Co. Ltd.	18,558	180
	Hankook Shell Oil Co. Ltd.	510	179
*	Cafe24 Corp.	15,000	177
	MegaStudyEdu Co. Ltd.	6,207	177
	Dongkuk Steel Mill Co. Ltd.	28,214	176
	Mcnex Co. Ltd.	14,132	174
	Taekwang Industrial Co. Ltd.	293	173
	LX Holdings Corp.	31,711	171
*,3	JR Global REIT	224,679	168
	Neowiz	13,078	167
*	Ananti Inc.	66,391	165
[1]	INTOPS Co. Ltd.	13,914	165
*,1	HLB Life Science Co. Ltd.	117,518	165
	HYUNDAI Corp.	9,252	164
	Com2uSCorp	7,888	163
*	LX Hausys Ltd.	7,559	163
*	Chunbo Co. Ltd.	7,484	163
	TKG Huchems Co. Ltd.	15,453	160
	Hyundai Green Food	12,687	160
	Lotte Wellfood Co. Ltd.	2,209	159
[1]	NEXTIN Inc.	8,055	159
	Kwang Dong Pharmaceutical Co. Ltd.	36,793	155
*	Eubiologics Co. Ltd.	27,798	154
	Handsome Co. Ltd.	11,129	152
	LF Corp.	9,645	150
	Myoung Shin Industrial Co. Ltd.	33,248	150
	Nexen Tire Corp.	34,205	147
	Partron Co. Ltd.	39,100	147
	Dentium Co. Ltd.	5,409	145
	Unid Co. Ltd.	3,462	145
	Webzen Inc.	17,380	143
	Solus Advanced Materials Co. Ltd.	32,183	143
*,3	Kum Yang Co. Ltd.	20,452	142
*,1	Sungeel Hitech Co. Ltd.	7,132	140
[1]	Posco M-Tech Co. Ltd.	19,886	140
*,1	VT Co. Ltd.	16,854	137

		Shares	Market Value ($000)
[1]	SD Biosensor Inc.	30,380	135
	KH Vatec Co. Ltd.	19,909	133
	Dong-A ST Co. Ltd.	5,398	131
	Samyang Holdings Corp.	3,241	130
	Humedix Co. Ltd.	7,749	130
*	Nexon Games Co. Ltd.	20,521	129
*,1	Samyang Biopharmaceuticals Corp.	4,772	128
	GC Corp.	19,509	127
*	Binex Co. Ltd.	27,468	123
	BNC Korea Inc.	73,467	122
*,1	Daea TI Co. Ltd.	72,499	120
[1]	TCC Steel	20,738	118
	KCC Glass Corp.	7,574	116
*	Bioneer Corp.	26,189	115
	NICE Holdings Co. Ltd.	12,656	113
	GOLFZON Co. Ltd.	4,135	113
	Youlchon Chemical Co. Ltd.	11,863	112
	KISWIRE Ltd.	9,411	110
	Advanced Process Systems Corp.	8,552	107
*,3	NKGen Biotech Korea Co. Ltd.	15,367	103
	Korea United Pharm Inc.	8,073	101
*,1	UniTest Inc.	16,989	96
	Soulbrain Holdings Co. Ltd.	4,449	94
	Hansae Co. Ltd.	14,725	94
	Huons Global Co. Ltd.	5,829	92
	Young Poong Corp.	3,829	88
	Zinus Inc.	13,963	84
*	GC Cell Corp.	9,045	84
	Hanjin Logistics Corp.	7,714	81
*	Yungjin Pharmaceutical Co. Ltd.	98,804	80
*	Modetour Network Inc.	13,627	80
*	HLB Therapeutics Co. Ltd.	62,988	73
*	Genexine Inc.	39,179	68
*	Jeju Air Co. Ltd.	22,787	66
*	Vaxcell-Bio Therapeutics Co. Ltd.	23,952	66
*	CMG Pharmaceutical Co. Ltd.	125,860	64
	Huons Co. Ltd.	3,643	62
*,3	Dawonsys Co. Ltd.	32,949	58
*	Joongang Advanced Materials Co. Ltd.	84,146	54
*	DIO Corp.	2,025	17
*,3	GeneOne Life Science Inc.	35,114	13
*	JS Link Inc.	583	12
	Samyang Corp.	131	4
			2,626,993
Total Common Stocks (Cost $9,365,294)			12,903,104
Preferred Stocks (1.0%)
	Samsung Electronics Co. Ltd. Preference Shares	864,605	108,651
	Hyundai Motor Co. Preference Shares	38,478	5,301
	Hyundai Motor Co. Preference Shares (XKRX)	23,998	3,283
	Mirae Asset Securities Co. Ltd. Preference Shares (XKRX)	135,419	1,024
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares (XKRX)	3,402	903
	LG Electronics Inc. Preference Shares	18,583	753
	LG Chem Ltd. Preference Shares	7,332	603
	Doosan Co. Ltd. Preference Shares	1,987	591
	Korea Investment Holdings Co. Ltd. Preference Shares	5,648	588
[3]	Hanwha Corp. Preference Shares	22,056	460
	Amorepacific Corp. Preference Shares (XKRX)	8,327	253
*	Samsung SDI Co. Ltd. Preference Shares	1,632	195
	Daishin Securities Co. Ltd. Preference Shares	11,886	162
	LG H&H Co. Ltd. Preference Shares	1,162	88
Total Preferred Stocks (Cost $29,441)			122,855
Rights (0.0%)
*,1	Clobot Co. Ltd. Exp. 8/14/2026 (XKOS) (Cost $—)	4,735	7

		Shares	Market Value ($000)
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[4,5]	Vanguard Market Liquidity Fund, 3.718% (Cost $200,033)	2,000,516	200,032
Total Investments (101.0%) (Cost $9,594,768)			13,225,998
Other Assets and Liabilities—Net (-1.0%)			(128,503)
Net Assets (100%)			13,097,495
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $166,613.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $34,035, representing 0.3% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $178,777 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	September 2026	96	17,350	(3,636)
S&P ASX 200 Index	September 2026	103	16,204	209
Topix Index	September 2026	177	44,349	714
				(2,713)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	9/16/2026	AUD	24,348	USD	17,179	—	(62)
Goldman Sachs International	9/16/2026	HKD	141	USD	18	—	—
Deutsche Bank AG	9/16/2026	JPY	2,780,471	USD	17,518	23	—
Goldman Sachs International	9/16/2026	JPY	1,664,599	USD	10,300	202	—
JPMorgan Chase Bank, N.A.	9/16/2026	JPY	1,200,000	USD	7,456	114	—
State Street Bank & Trust Co.	9/16/2026	KRW	21,763,254	USD	14,500	589	—
State Street Bank & Trust Co.	9/16/2026	USD	6,235	AUD	8,906	—	(26)
Toronto-Dominion Bank	9/16/2026	USD	4,278	JPY	684,755	—	(42)
Citibank, N.A.	9/16/2026	USD	14,842	KRW	22,944,707	—	(1,067)
Standard Chartered Bank	9/16/2026	USD	3,460	SGD	4,410	9	—
						937	(1,197)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $627 in connection with open forward currency contracts.
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	12,899,341	3,763	12,903,104
Preferred Stocks	—	122,395	460	122,855
Rights	7	—	—	7
Temporary Cash Investments	200,032	—	—	200,032
Total	200,039	13,021,736	4,223	13,225,998
Derivative Financial Instruments
Assets
Futures Contracts[1]	923	—	—	923
Forward Currency Contracts	—	937	—	937
Total	923	937	—	1,860
Liabilities
Futures Contracts[1]	(3,636)	—	—	(3,636)
Forward Currency Contracts	—	(1,197)	—	(1,197)
Total	(3,636)	(1,197)	—	(4,833)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.